PGIM Strategic Bond Fund
Schedule of Investments  (unaudited)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 98.3%
Asset-Backed Securities 13.2%
Automobiles 0.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-02A, Class D, 144A	3.040%	09/22/25		5,000	$4,960,282
Hertz Vehicle Financing III LP, Series 2021-02A, Class B, 144A	2.120	12/27/27		800	795,618
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A	33.784	01/25/28		761	831,342
Series 2020-02, Class F, 144A	5.763	02/25/28		700	716,582
Series 2021-01, Class E, 144A	2.365	09/25/28		466	464,839
Series 2021-02, Class F, 144A	4.393	12/26/28		600	592,757

Santander Consumer Auto Receivables Trust, Series 2021-AA, Class E, 144A	3.280	03/15/27		1,000	1,017,953
					9,379,373
Collateralized Loan Obligations 10.6%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2021-21A, Class B, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	1.887(c)	10/20/34		7,500	7,474,001
Anchorage Credit Opportunities CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)	2.082(c)	01/20/32		7,000	7,010,461
Ares European CLO DAC (Ireland), Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.250(c)	04/15/30	EUR	4,450	5,046,551
Armada Euro CLO DAC (Ireland), Series 02A, Class A3, 144A	1.500	11/15/31	EUR	250	283,607
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2019-03A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	1.470(c)	10/21/32		9,000	9,002,954
Bain Capital Euro CLO DAC (Ireland), Series 2020-01A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.100(c)	01/24/33	EUR	10,000	11,362,488
Battalion CLO Ltd., Series 2018-12A, Class B2R, 144A, 3 Month LIBOR + 2.080% (Cap N/A, Floor 2.080%)	2.238(c)	05/17/31		11,250	11,253,111
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.472(c)	01/17/28		500	500,293

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Carlyle Euro CLO DAC (Ireland),
Series 2017-02A, Class AA2R, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	1.300%(c)	08/15/30	EUR	5,000	$5,666,664
Series 2019-01A, Class A2RA, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	1.650(c)	03/15/32	EUR	8,250	9,367,303
Series 2021-02A, Class A2B, 144A	2.100	10/15/35	EUR	9,100	10,279,380

CVC Cordatus Loan Fund DAC (Ireland), Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	500	567,647
Elevation CLO Ltd. (Cayman Islands), Series 2021-14A, Class B, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	1.869(c)	10/20/34		4,500	4,500,162
Fidelity Grand Harbour CLO DAC (Ireland), Series 2021-01A, Class B1, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	1.750(c)	10/15/34	EUR	9,000	10,206,900
Golub Capital Partners CLO Ltd. (Cayman Islands), Series 2020-50A, Class A, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)	1.682(c)	10/20/31		10,000	10,012,290
HPC Investment Partners CLO, Series 2013-02RR, Class A2, 144A, 3 Month LIBOR + 1.625% (Cap N/A, Floor 0.000%)	1.757(c)	10/20/29		750	749,135
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)	2.082(c)	10/20/31		500	500,423
Marathon CLO Ltd. (Cayman Islands), Series 2020-15A, Class A1J, 144A, 3 Month LIBOR + 2.170% (Cap N/A, Floor 2.170%)	2.326(c)	11/15/31		9,500	9,519,004
MidOcean Credit CLO (Cayman Islands),
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	1.244(c)	07/19/28		1,447	1,447,339
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.810(c)	02/20/31		250	249,627

Northwoods Capital Ltd. (Cayman Islands), Series 2020-22A, Class B1, 144A, 3 Month LIBOR + 2.700% (Cap N/A, Floor 2.700%)	2.820(c)	09/01/31		5,000	5,006,217
Ocean Trails CLO (Cayman Islands), Series 2020-09A, Class BR, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	1.874(c)	10/15/34		10,000	9,970,270

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2019-02A, Class A2R, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.824%(c)	10/15/34		15,000	$14,941,728
Penta CLO DAC (Luxembourg), Series 2020-08A, Class A, 144A, 3 Month EURIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.150(c)	01/15/34	EUR	3,500	3,969,350
Rockford Tower CLO Ltd. (Cayman Islands), Series 2021-03A, Class B, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	1.877(c)	10/20/34		8,700	8,675,692
Shackleton CLO Ltd. (Cayman Islands), Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)	1.246(c)	08/15/30		14,000	13,993,447
St. Pauls CLO (Netherlands), Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	8,500	9,562,683
St. Paul’s CLO DAC (Ireland), Series 4A, Class AR2B, 144A^	1.870	04/25/30	EUR	9,200	10,433,720
Strata CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.590% (Cap N/A, Floor 1.590%)	1.714(c)	01/15/31		1,750	1,748,839
TCW CLO Ltd. (Cayman Islands), Series 2017-01A, Class BRR, 144A	0.000(cc)	10/29/34		6,000	5,999,987
Toro European CLO DAC (Ireland), Series 7A, Class B2, 144A	2.100	02/15/34	EUR	3,000	3,403,323
					202,704,596
Consumer Loans 0.4%
Lendmark Funding Trust, Series 2021-01A, Class D, 144A	5.050	11/20/31		600	625,081
OneMain Financial Issuance Trust, Series 2018-01A, Class C, 144A	3.770	03/14/29		1,000	1,015,794
Oportun Funding XIII LLC,
Series 2019-A, Class B, 144A	3.870	08/08/25		1,100	1,114,162
Series 2019-A, Class D, 144A	6.220	08/08/25		1,300	1,332,664
Oportun Funding XIV LLC,
Series 2021-A, Class C, 144A	3.440	03/08/28		400	403,667
Series 2021-A, Class D, 144A	5.400	03/08/28		500	504,222

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.942%(c)	02/25/23		1,720	$1,723,103
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.742(c)	08/25/25		1,300	1,298,961
					8,017,654
Other 0.8%
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	2.442(c)	04/25/23		5,130	5,117,137
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.892(c)	06/25/24		10,600	10,566,964
					15,684,101
Residential Mortgage-Backed Securities 0.5%
Legacy Mortgage Asset Trust,
Series 2019-GS02, Class A1, 144A	3.750	01/25/59		266	266,750
Series 2019-GS04, Class A1, 144A	3.438	05/25/59		886	886,932

Rathlin Residential DAC (Ireland), Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)^	1.437(c)	09/27/75	EUR	6,337	7,080,455
TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%	3.000(c)	04/16/23	EUR	612	624,753
					8,858,890
Student Loans 0.4%
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, 144A	0.000	10/25/48		982	174,201
SoFi Alternative Trust,
Series 2019-D, Class 1PT, 144A	2.834(cc)	01/16/46		1,605	1,651,626
Series 2019-F, Class PT1, 144A	3.932(cc)	02/15/45		2,762	2,811,992

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Student Loans (cont’d.)

SoFi RR Funding II Trust, Series 2019-01, Class A, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 1.250%)	2.342%(c)	11/29/24	1,536	$1,535,571
SoFi RR Funding III Trust, Series 2020-01, Class A, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 3.750%)	4.842(c)	11/29/24	1,303	1,303,011
				7,476,401

Total Asset-Backed Securities (cost $254,700,766)				252,121,015
Bank Loans 1.6%
Airlines 0.0%
United Airlines, Inc., Class B Term Loan, 3 Month LIBOR + 3.750%	4.500(c)	04/21/28	498	495,013
Auto Parts & Equipment 0.1%
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1 Month LIBOR + 2.250%	3.000(c)	04/08/24	1,000	992,917
Chemicals 0.1%
Alpha BV (United Kingdom), Initial Dollar Term Loan, 3 Month LIBOR + 2.500%	3.000(c)	03/18/28	1,646	1,642,055
Axalta Coating Systems US Holdings, Inc., Term B-3 Dollar Loan, 3 Month LIBOR + 1.750%	1.880(c)	06/01/24	644	641,742
Starfruit Finco BV (Netherlands), Initial Dollar Term Loan, 1 Month LIBOR + 2.825%	2.968(c)	10/01/25	509	502,158
				2,785,955
Commercial Services 0.1%
Adtalem Global Education, Inc., Term B Loan, 1 Month LIBOR + 4.500%	5.250(c)	08/12/28	1,450	1,447,100

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Computers 0.2%
McAfee LLC, Term B USD Loan, 1 Month LIBOR + 3.750%	3.842%(c)	09/30/24	1,714	$1,711,942
Peraton Corp., First Lien Term B Loan, 1 Month LIBOR + 3.750%	4.500(c)	02/01/28	1,841	1,835,765
				3,547,707
Insurance 0.1%
AmWINS Group, Inc., Term Loan, 1 Month LIBOR + 2.250%	3.000(c)	02/19/28	284	279,686
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%	3.090(c)	11/03/24	714	707,139
New B-9 Term Loan, 1 Month LIBOR + 3.250%	3.340(c)	07/31/27	647	637,857
				1,624,682
Media 0.1%
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%	2.340(c)	07/17/25	645	631,767
September 2019 Term Loan, 1 Month LIBOR + 2.500%	2.589(c)	04/15/27	1,097	1,074,970

Diamond Sports Group LLC, Term Loan, 1 Month LIBOR + 3.250%	3.350(c)	08/24/26	876	368,456
iHeartCommunications, Inc., New Term Loan, 1 Month LIBOR + 3.000%	3.090(c)	05/01/26	582	574,611
				2,649,804
Oil & Gas 0.1%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000(c)	11/01/25	2,105	2,289,187
Pharmaceuticals 0.1%
Change Healthcare Holdings LLC, Closing Date Term Loan, 1 - 3 Month LIBOR + 2.500%	3.500(c)	03/01/24	1,689	1,685,133

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Real Estate Investment Trusts (REITs) 0.0%
Blackstone Mortgage Trust, Inc., Term Loan, 1 Month LIBOR + 2.250%^	2.337%(c)	04/23/26		768	$756,600
Retail 0.4%
EG Group Ltd. (United Kingdom), Additional Second Lien Loan Facility, 1 - 6 Month EURIBOR + 7.000% (Cap N/A, Floor 0.000%)	7.000(c)	04/30/27	EUR	7,300	8,284,104
Telecommunications 0.3%
CenturyLink, Inc., Term B Loan, 1 Month LIBOR + 2.250%	2.340(c)	03/15/27		634	621,671
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%	3.500(c)	05/27/24		1,646	1,602,002
Intelsat Jackson Holdings SA (Luxembourg), DIP Term Loan, 3 Month LIBOR + 4.750%	5.750(c)	07/13/22		1,904	1,907,747
West Corp., Initial Term B Loan, 3 Month LIBOR + 4.000%	5.000(c)	10/10/24		873	829,609
					4,961,029

Total Bank Loans (cost $31,988,237)					31,519,231
Commercial Mortgage-Backed Securities 11.8%
20 Times Square Trust,
Series 2018-20TS, Class F, 144A	3.203(cc)	05/15/35		4,900	4,628,453
Series 2018-20TS, Class G, 144A	3.203(cc)	05/15/35		5,000	4,644,370
Series 2018-20TS, Class H, 144A	3.203(cc)	05/15/35		100	91,377
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class E, 144A	3.729(cc)	08/14/36		250	219,700
Series 2018-CHRS, Class D, 144A	4.409(cc)	08/05/38		250	245,734
Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449% (Cap N/A, Floor 1.449%)	1.538(c)	03/15/37		450	427,444
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4	2.661	08/15/52		12,000	12,333,457
Series 2019-C04, Class XB, IO	1.292(cc)	08/15/52		43,170	3,412,753
BX Commercial Mortgage Trust,
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.740(c)	10/15/36		6,163	6,100,709

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BX Commercial Mortgage Trust, (cont’d.)
Series 2020-BXLP, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)	2.590%(c)	12/15/36	12,985	$12,839,077

CD Mortgage Trust, Series 2019-CD08, Class A3	2.657	08/15/57	12,000	12,337,411
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class E, 144A	4.903(cc)	01/10/36	3,700	3,817,711
Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	2.855(c)	11/15/37	1,769	1,759,454
Commercial Mortgage Trust, Series 2019-GC44, Class A4	2.698	08/15/57	10,000	10,401,132
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.240(c)	05/15/36	5,000	4,995,003
Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.740(c)	05/15/36	2,100	2,084,215

CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A3	4.095	04/15/51	500	527,025
DBGS Mortgage Trust,
Series 2018-BIOD, Class E, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.790(c)	05/15/35	93	92,406
Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.090(c)	05/15/35	325	322,403
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.935(cc)	12/10/36	250	253,048
Series 2016-85T, Class E, 144A	3.935(cc)	12/10/36	250	240,328
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO	1.489(cc)	03/25/26	1,108	55,795
Series K066, Class X1, IO	0.887(cc)	06/25/27	7,401	272,404
Series K103, Class X1, IO	0.756(cc)	11/25/29	149,894	6,933,330
Series KC02, Class X1, IO	0.504(cc)	03/25/24	87,309	611,524

Greystone Commercial Capital Trust, Series 2021-03, Class A, 144A^	0.000(cc)	08/17/23	5,500	5,500,000
GS Mortgage Securities Corp. Trust, Series 2021-IP, Class F, 144A, 1 Month LIBOR + 4.550% (Cap N/A, Floor 4.550%)	4.640(c)	10/15/36	3,090	3,092,767
Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35	175	171,072
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR06, Class A3	2.795	11/13/52	20,000	20,963,524

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2018-AON, Class D, 144A	4.767%(cc)	07/05/31		8,800	$9,072,459
Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31		9,825	10,006,722
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49		292	299,333
Series 2021-NYAH, Class H, 144A, 1 Month LIBOR + 3.390% (Cap N/A, Floor 3.390%)	3.480(c)	06/15/38		5,900	5,874,097

MAD Commercial Mortgage Trust, Series 2019-650M, Class A, 144A	3.575(cc)	12/12/34		10,385	9,310,545
MKT Mortgage Trust, Series 2020-525M, Class F, 144A	3.039(cc)	02/12/40		7,125	6,594,505
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class E, 144A	3.283(cc)	11/10/36		20,580	19,639,356
Series 2019-MEAD, Class XA, IO, 144A	0.113(cc)	11/10/36		297,065	403,087

Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 6.500%, Floor 1.500%)	1.704(c)	01/23/29	GBP	450	601,928
UBS Commercial Mortgage Trust,
Series 2018-C15, Class A4	4.341	12/15/51		7,150	8,107,205
Series 2019-C17, Class A3	2.669	10/15/52		16,000	16,521,046
Wells Fargo Commercial Mortgage Trust,
Series 2018-C46, Class A4	4.152	08/15/51		9,000	10,098,000
Series 2021-FCMT, Class E, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)	4.590(c)	05/15/31		8,900	8,883,267

Total Commercial Mortgage-Backed Securities (cost $222,084,260)					224,785,176
Corporate Bonds 51.8%
Advertising 0.1%
Terrier Media Buyer, Inc., Gtd. Notes, 144A	8.875	12/15/27		1,608	1,703,568
Aerospace & Defense 0.9%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.700	02/01/27		1,035	1,055,616
Sr. Unsec’d. Notes	3.825	03/01/59		1,500	1,501,178

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000%	02/15/28	2,750	$2,731,006
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	1,475	1,524,477
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	600	622,234
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	200	204,134
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27	8,225	8,469,590

Embraer Netherlands Finance BV (Brazil), Gtd. Notes(a)	5.400	02/01/27	1,040	1,067,609
				17,175,844
Agriculture 0.2%
Altria Group, Inc., Gtd. Notes	3.400	05/06/30	1,100	1,140,481
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	3,825	3,637,129
				4,777,610
Airlines 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A(a)	5.750	04/20/29	1,925	2,011,323
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes	3.625	03/15/22	1,070	1,071,444
Sr. Unsec’d. Notes	3.750	10/28/29	1,720	1,685,532
Southwest Airlines Co.,
Sr. Unsec’d. Notes(a)	5.125	06/15/27	695	792,944
Sr. Unsec’d. Notes	5.250	05/04/25	1,545	1,722,572

United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33	430	429,660
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	1,350	1,355,609
Sr. Sec’d. Notes, 144A	4.625	04/15/29	400	399,005
				9,468,089
Auto Manufacturers 1.1%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	875	876,058

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Ford Motor Co., (cont’d.)
Sr. Unsec’d. Notes	4.750%	01/15/43		4,225	$4,521,192
Sr. Unsec’d. Notes	5.291	12/08/46		45	50,891
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28		550	541,613
Sr. Unsec’d. Notes	3.350	11/01/22		2,080	2,104,268
Sr. Unsec’d. Notes	4.271	01/09/27		2,500	2,643,453
General Motors Co.,
Sr. Unsec’d. Notes	5.000	04/01/35		970	1,151,018
Sr. Unsec’d. Notes	5.150	04/01/38		1,250	1,504,761
Sr. Unsec’d. Notes	6.250	10/02/43		80	109,176
Sr. Unsec’d. Notes	6.800	10/01/27		1,810	2,216,107
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes(a)	2.900	02/26/25		3,900	4,040,546
Sr. Unsec’d. Notes(a)	3.600	06/21/30		1,365	1,451,045
					21,210,128
Auto Parts & Equipment 0.6%
Adient Global Holdings Ltd., Gtd. Notes, 144A(a)	4.875	08/15/26		850	850,977
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	03/15/26		2,350	2,405,667
Gtd. Notes(a)	6.500	04/01/27		1,350	1,401,719
Gtd. Notes(a)	6.875	07/01/28		1,500	1,601,102

Cooper-Standard Automotive, Inc., Gtd. Notes, 144A(a)	5.625	11/15/26		1,700	1,386,609
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25		250	256,239
Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27		3,015	3,149,641
Nemak SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	3.625	06/28/31		1,190	1,128,213
					12,180,167
Banks 8.1%
Agenzia Nazionale per l’Attrazione degli Investimenti e lo Sviluppo d’Impresa (Italy), Sr. Unsec’d. Notes	1.375	07/20/22	EUR	200	228,761

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Banco de Credito del Peru (Peru), Sub. Notes, 144A, MTN(a)	3.250%(ff)	09/30/31	3,345	$3,269,712
Banco do Brasil SA (Brazil), Gtd. Notes(a)	3.875	10/10/22	461	468,218
Banco Mercantil del Norte SA (Mexico), Jr. Sub. Notes, 144A	6.625(ff)	01/24/32(oo)	3,245	3,209,104
Banco Santander SA (Spain), Sr. Unsec’d. Notes	2.706	06/27/24	2,400	2,489,922
Bangkok Bank PCL (Thailand), Sub. Notes, 144A	3.466(ff)	09/23/36	3,285	3,302,613
Bank Mandiri Persero Tbk PT (Indonesia), Sr. Unsec’d. Notes, EMTN	3.750	04/11/24	475	494,971
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	5,800	5,997,834
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	3,685	3,697,101
Sr. Unsec’d. Notes	2.592(ff)	04/29/31	2,820	2,849,521
Sr. Unsec’d. Notes, MTN	2.884(ff)	10/22/30	2,450	2,536,387
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	1,000	1,055,442
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	750	915,736
Sub. Notes, MTN	4.250	10/22/26	460	506,902
Sub. Notes, MTN	4.450	03/03/26	1,820	2,003,741
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes(a)	2.645(ff)	06/24/31	2,865	2,855,958
Sr. Unsec’d. Notes	3.932(ff)	05/07/25	600	633,796
Sr. Unsec’d. Notes	4.610(ff)	02/15/23	775	780,991
Sub. Notes	4.836	05/09/28	1,270	1,400,913
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.323(ff)	01/13/27	670	652,814
Sr. Unsec’d. Notes, 144A, MTN(a)	3.052(ff)	01/13/31	2,020	2,092,662
Citigroup, Inc.,
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	975	996,752
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	7,301	7,292,614
Jr. Sub. Notes, Series W	4.000(ff)	12/10/25(oo)	605	600,877
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	8,950	9,328,333

Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	1,100	1,178,911
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	5.000(ff)	01/12/23	200	200,885

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Development Bank of the Republic of Belarus JSC (Belarus),
Sr. Unsec’d. Notes	6.750%	05/02/24	2,020	$1,798,253
Sr. Unsec’d. Notes, 144A	6.750	05/02/24	1,200	1,068,269

Discover Bank, Sr. Unsec’d. Notes	2.700	02/06/30	3,275	3,344,464
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	1,415	1,364,168
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	265	288,508
Sr. Unsec’d. Notes	3.850	01/26/27	150	160,961
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,040	1,155,525

Grupo Aval Ltd. (Colombia), Gtd. Notes, 144A(a)	4.375	02/04/30	2,400	2,298,660
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.973(ff)	05/22/30	2,000	2,182,615
Intesa Sanpaolo SpA (Italy), Sub. Notes, 144A(a)	4.198(ff)	06/01/32	700	701,098
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	8,150	8,316,182
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	2,065	2,072,878
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	3.599(c)	01/30/22(oo)	61	60,731
Jr. Sub. Notes, Series KK	3.650(ff)	06/01/26(oo)	18,000	17,618,361
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	95	102,077
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	3,750	4,144,012
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	2,925	3,325,890
Sub. Notes	2.956(ff)	05/13/31	1,195	1,234,053

Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.900	03/12/24	200	212,113
Mizrahi Tefahot Bank Ltd. (Israel), Sub. Notes, 144A	3.077(ff)	04/07/31	4,925	4,900,760
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	3,780	4,119,073
Sr. Unsec’d. Notes, GMTN(a)	4.431(ff)	01/23/30	5,500	6,276,812
Sr. Unsec’d. Notes, MTN	2.802(ff)	01/25/52	3,255	3,247,814
Sub. Notes, GMTN(a)	4.350	09/08/26	2,000	2,208,742
Sub. Notes, MTN	3.950	04/23/27	1,750	1,912,331
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	4.519(ff)	06/25/24	1,300	1,367,666
Sr. Unsec’d. Notes	5.076(ff)	01/27/30	300	349,429

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

NatWest Markets PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	3.625%	09/29/22	1,060	$1,086,743
State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.375	01/24/24	280	296,790
Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	4.632(c)	09/30/24	5,340	5,350,953
Truist Financial Corp., Jr. Sub. Notes, Series N	4.800(ff)	09/01/24(oo)	710	730,558
U.S. Bancorp, Jr. Sub. Notes	3.700(ff)	01/15/27(oo)	3,660	3,586,545
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	1.364(ff)	01/30/27	200	196,192
Sr. Unsec’d. Notes, 144A	4.125	09/24/25	310	337,214

VTB Bank OJSC Via VTB Capital SA (Russia), Sub. Notes	6.950	10/17/22	2,240	2,303,328
Wells Fargo & Co., Sr. Unsec’d. Notes	3.068(ff)	04/30/41	3,150	3,239,417
				154,000,656
Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes(a)	5.550	01/23/49	1,320	1,831,432
Building Materials 0.7%
Cemex SAB de CV (Mexico),
Gtd. Notes(a)	5.200	09/17/30	583	614,160
Gtd. Notes	5.450	11/19/29	1,917	2,028,521
Gtd. Notes, 144A(a)	5.450	11/19/29	1,195	1,264,519
Gtd. Notes, 144A	7.375	06/05/27	560	612,992

Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29	175	183,223
Griffon Corp., Gtd. Notes	5.750	03/01/28	2,010	2,071,268
Masonite International Corp., Gtd. Notes, 144A	5.375	02/01/28	895	933,678
Owens Corning, Sr. Unsec’d. Notes	4.400	01/30/48	600	716,256

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Building Materials (cont’d.)

SRM Escrow Issuer LLC, Sr. Sec’d. Notes, 144A	6.000%	11/01/28		2,125	$2,212,544
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(a)	4.375	07/15/30		1,850	1,820,606
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	5.250	01/15/29		1,020	1,062,769
					13,520,536
Chemicals 1.9%
Ashland Services BV, Gtd. Notes(a)	2.000	01/30/28	EUR	2,400	2,780,707
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A	4.500	01/10/28		1,325	1,348,733
Gtd. Notes, 144A(a)	4.500	01/31/30		2,160	2,176,719
CF Industries, Inc.,
Gtd. Notes	5.375	03/15/44		1,600	2,024,238
Gtd. Notes, 144A	4.500	12/01/26		100	111,969

Chemours Co. (The), Gtd. Notes	5.375	05/15/27		1,675	1,746,404
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250	11/15/41		220	285,106
Eurochem Finance DAC (Russia), Gtd. Notes, 144A(a)	5.500	03/13/24		1,390	1,478,410
Hexion, Inc., Gtd. Notes, 144A	7.875	07/15/27		1,500	1,589,095
LYB International Finance III LLC, Gtd. Notes	4.200	10/15/49		1,280	1,495,837
MEGlobal Canada ULC (Kuwait), Gtd. Notes, EMTN	5.875	05/18/30		1,400	1,692,387
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	5.250	01/15/45		625	852,852
OCI NV (Netherlands), Sr. Sec’d. Notes, 144A	3.625	10/15/25	EUR	3,500	4,088,138
OCP SA (Morocco), Sr. Unsec’d. Notes, 144A(a)	3.750	06/23/31		875	843,387
Olympus Water US Holding Corp., Sr. Unsec’d. Notes, 144A	5.375	10/01/29	EUR	3,000	3,268,277

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500%	11/14/22		5,460	$5,527,700
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26		730	722,685
Gtd. Notes	5.875	03/27/24		1,450	1,499,172
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	2.950	08/15/29		815	856,656
Sr. Unsec’d. Notes	3.450	08/01/25		10	10,680
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A (original cost $2,010,625; purchased 07/19/19 - 06/18/20)(f)	10.500	08/01/24		2,125	1,486,154
Sr. Sec’d. Notes, 144A (original cost $513,380; purchased 02/01/21)(f)	10.875	08/01/24		524	562,535

Valvoline, Inc., Gtd. Notes, 144A	4.250	02/15/30		430	427,004
					36,874,845
Commercial Services 1.8%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28		1,875	1,808,481
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26		2,076	2,135,738
Sr. Unsec’d. Notes, 144A	6.000	06/01/29		2,825	2,684,358
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		680	656,621
Sr. Sec’d. Notes, 144A	4.625	06/01/28		420	406,043

DP World PLC (United Arab Emirates), Sr. Unsec’d. Notes	4.250	09/25/30	GBP	500	743,330
ERAC USA Finance LLC, Gtd. Notes, 144A	4.200	11/01/46		100	120,415
Gartner, Inc., Gtd. Notes, 144A	4.500	07/01/28		350	363,665
Global Payments, Inc., Sr. Unsec’d. Notes	2.650	02/15/25		605	622,811
La Financiere Atalian SASU (France),
Gtd. Notes(a)	4.000	05/15/24	EUR	3,307	3,648,607
Gtd. Notes(a)	5.125	05/15/25	EUR	1,800	2,013,786

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Loxam SAS (France),
Sr. Sub. Notes	4.500%	04/15/27	EUR	2,700	$3,033,189
Sr. Sub. Notes(a)	5.750	07/15/27	EUR	1,800	2,093,393

Nexi SpA (Italy), Sr. Unsec’d. Notes(a)	2.125	04/30/29	EUR	3,700	4,070,285
PayPal Holdings, Inc., Sr. Unsec’d. Notes	2.850	10/01/29		1,790	1,886,008
Service Corp. International, Sr. Unsec’d. Notes(a)	3.375	08/15/30		465	447,111
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		2,700	2,659,428
Gtd. Notes(a)	3.875	02/15/31		425	426,656
Gtd. Notes	5.250	01/15/30		4,100	4,424,859
					34,244,784
Computers 0.4%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26		335	343,315
Genpact Luxembourg Sarl, Gtd. Notes	3.375	12/01/24		3,175	3,351,618
Hurricane Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.000	10/15/25	GBP	2,500	3,497,142
					7,192,075
Distribution/Wholesale 0.2%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28		4,900	4,765,473
Diversified Financial Services 1.9%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	4.875	05/01/24		2,930	3,154,460
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series 1A-1, 144A, 1 Month LIBOR + 2.830% (Cap 0.000%, Floor 3.030%)^	3.030(c)	02/01/24		2,200	2,200,000
Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%	2.361(c)	05/31/25		6,300	6,321,835

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

Jefferies Group LLC/Jefferies Group Capital Finance, Inc., Sr. Unsec’d. Notes	4.150%	01/23/30		350	$388,918
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28		1,740	1,731,554
Gtd. Notes, 144A	6.000	01/15/27		800	826,388
OneMain Finance Corp.,
Gtd. Notes(a)	3.875	09/15/28		1,600	1,540,183
Gtd. Notes(a)	4.000	09/15/30		900	867,662
Gtd. Notes	5.375	11/15/29		1,750	1,843,190
Gtd. Notes	6.625	01/15/28		1,250	1,386,996

PennyMac Financial Services, Inc., Gtd. Notes, 144A(a)	4.250	02/15/29		1,800	1,657,132
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, EMTN	5.250	08/10/28		800	899,464
Sherwood Financing PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000	11/15/26	GBP	4,225	5,577,185
Stifel Financial Corp., Sr. Unsec’d. Notes	4.000	05/15/30		6,525	7,212,987
					35,607,954
Electric 3.4%
AES Panama Generation Holdings SRL (Panama), Sr. Sec’d. Notes, 144A	4.375	05/31/30		3,955	4,028,562
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28		3,395	3,377,225
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		2,775	2,657,758
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		1,175	1,130,800
Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28		4,000	3,967,123

Clean Renewable Power Mauritius Pte Ltd. (India), Sr. Sec’d. Notes, 144A(a)	4.250	03/25/27		1,550	1,570,572
Cleco Corporate Holdings LLC, Sr. Unsec’d. Notes	3.375	09/15/29		295	303,700
CMS Energy Corp., Jr. Sub. Notes	4.750(ff)	06/01/50		1,550	1,689,410
Dominion Energy, Inc.,
Jr. Sub. Notes(a)	3.071	08/15/24		2,655	2,766,354
Jr. Sub. Notes, Series B	4.650(ff)	12/15/24(oo)		2,625	2,738,618

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
DTE Energy Co.,
Sr. Unsec’d. Notes	2.950%	03/01/30		345	$360,204
Sr. Unsec’d. Notes, Series C	3.400	06/15/29		607	648,358

Electricidad Firme de Mexico Holdings SA de CV (Mexico), Sr. Sec’d. Notes, 144A	4.900	11/20/26		1,180	1,149,003
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A(a)	7.125	02/11/25		2,075	2,134,046
Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23		2,050	2,097,698
Sr. Unsec’d. Notes, EMTN	6.750	08/06/23		560	573,030

FEL Energy VI Sarl (Mexico), Sr. Sec’d. Notes, 144A	5.750	12/01/40		3,078	2,927,424
Kallpa Generacion SA (Peru), Gtd. Notes, 144A	4.125	08/16/27		2,810	2,900,874
Light Servicos de Eletricidade SA/Light Energia SA (Brazil), Gtd. Notes, 144A(a)	4.375	06/18/26		2,000	1,930,963
Mong Duong Finance Holdings BV (Vietnam), Sr. Sec’d. Notes	5.125	05/07/29		1,275	1,239,519
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		225	235,617
Gtd. Notes, 144A	3.375	02/15/29		200	193,161
Gtd. Notes, 144A	3.625	02/15/31		3,275	3,112,602
Gtd. Notes, 144A	3.875	02/15/32		1,000	960,208
Gtd. Notes, 144A	5.250	06/15/29		2,000	2,076,156

Pacific Gas & Electric Co., First Mortgage	4.550	07/01/30		1,750	1,910,302
Perusahaan Listrik Negara PT (Indonesia), Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	1,106	1,209,125
PG&E Corp., Sr. Sec’d. Notes(a)	5.250	07/01/30		1,446	1,488,394
Puget Energy, Inc., Sr. Sec’d. Notes	4.100	06/15/30		4,130	4,487,055
State Grid Overseas Investment BVI Ltd. (China), Gtd. Notes, EMTN	2.750	05/04/22		300	302,350
Vistra Corp., Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		3,125	3,271,588
Vistra Operations Co. LLC,
Gtd. Notes, 144A(a)	5.000	07/31/27		405	410,103
Sr. Sec’d. Notes, 144A	3.550	07/15/24		750	777,708

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
Vistra Operations Co. LLC, (cont’d.)
Sr. Sec’d. Notes, 144A	3.700%	01/30/27		3,105	$3,244,215
Sr. Unsec’d. Notes, 144A(a)	4.375	05/01/29		800	785,060
					64,654,885
Electrical Components & Equipment 0.1%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25		550	581,250
Gtd. Notes, 144A	7.250	06/15/28		1,200	1,304,566
					1,885,816
Electronics 0.0%
Sensata Technologies, Inc., Gtd. Notes, 144A(a)	3.750	02/15/31		665	653,428
Energy-Alternate Sources 0.1%
Aydem Yenilenebilir Enerji A/S (Turkey), Sr. Sec’d. Notes, 144A	7.750	02/02/27		3,095	2,760,800
Engineering & Construction 0.9%
AECOM, Gtd. Notes	5.125	03/15/27		1,100	1,182,061
Cellnex Finance Co. SA (Spain), Gtd. Notes, EMTN(a)	2.000	02/15/33	EUR	2,500	2,706,940
Cellnex Telecom SA (Spain), Sr. Unsec’d. Notes, EMTN(a)	1.750	10/23/30	EUR	5,900	6,456,648
Delhi International Airport Ltd. (India), Sr. Sec’d. Notes, 144A(a)	6.450	06/04/29		690	679,239
IHS Holding Ltd. (Nigeria), Gtd. Notes, 144A	6.250	11/29/28		2,270	2,258,592
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28		2,330	2,391,693
Sr. Sec’d. Notes, 144A	5.500	07/31/47		1,000	962,640

TopBuild Corp., Gtd. Notes, 144A	4.125	02/15/32		1,050	1,055,987
					17,693,800

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment 1.5%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000%	06/15/26		902	$915,968
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25		1,470	1,531,037
Sr. Unsec’d. Notes, 144A	4.625	10/15/29		1,175	1,142,440

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26		2,175	2,264,342
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750%^	12.750	11/30/27(d)	EUR	54	61,404
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000%	11.000	09/30/26(d)	EUR	537	641,545
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000%	11.000	09/30/26(d)	EUR	170	203,793
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK N/A	11.000	09/30/26	EUR	133	158,893
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 11.625%^(a)	13.625	11/30/27(d)		244	243,624

Codere New Holdco SA (Spain), Sr. Sec’d. Notes, 144A, Cash coupon 7.500% or PIK 7.500%^	7.500	11/30/27	EUR	332	440,637
Everi Holdings, Inc., Gtd. Notes, 144A	5.000	07/15/29		225	225,061
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26		2,800	2,912,369
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.500	02/15/25		1,475	1,600,375
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24		200	204,724
Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A	6.625	11/15/27		3,375	3,414,800
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27		3,125	3,206,471
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A	5.625	09/01/29		1,100	1,098,729
Gtd. Notes, 144A	5.875	09/01/31		1,525	1,529,738

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)
Scientific Games International, Inc.,
Gtd. Notes, 144A(a)	8.250%	03/15/26		1,916	$2,018,377
Gtd. Notes, 144A	8.625	07/01/25		1,775	1,893,705

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsec’d. Notes, 144A	7.750	04/15/25		3,000	3,129,010
					28,837,042
Environmental Control 0.0%
Madison IAQ LLC, Sr. Unsec’d. Notes, 144A	5.875	06/30/29		800	770,320
Foods 1.6%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29		375	371,803
Gtd. Notes, 144A	5.875	02/15/28		1,775	1,866,941

Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	7,600	9,569,487
Bellis Finco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	3,500	4,309,329
C&S Group Enterprises LLC, Gtd. Notes, 144A	5.000	12/15/28		1,344	1,255,211
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.500	04/15/29		2,907	3,186,925
Sr. Unsec’d. Notes, 144A	5.500	01/15/30		25	26,871
Kraft Heinz Foods Co.,
Gtd. Notes	4.625	10/01/39		585	682,877
Gtd. Notes	4.875	10/01/49		1,832	2,281,286
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		750	748,100
Gtd. Notes, 144A(a)	4.375	01/31/32		750	747,230
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	4.250	04/15/31		2,000	2,095,700
Gtd. Notes, 144A	5.875	09/30/27		2,201	2,311,050

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)

Post Holdings, Inc., Sr. Unsec’d. Notes, 144A	4.500%	09/15/31		1,000	$966,176
					30,418,986
Forest Products & Paper 0.1%
Suzano Austria GmbH (Brazil), Gtd. Notes(a)	6.000	01/15/29		2,230	2,529,452
Gas 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25		200	213,665
Sr. Unsec’d. Notes	5.750	05/20/27		1,300	1,411,680
Sr. Unsec’d. Notes	5.875	08/20/26		3,475	3,782,979

ENN Clean Energy International Investment Ltd. (China), Gtd. Notes, 144A	3.375	05/12/26		4,635	4,602,807
					10,011,131
Healthcare-Products 0.3%
Avantor Funding, Inc., Sr. Sec’d. Notes, 144A	2.625	11/01/25	EUR	2,125	2,459,981
DH Europe Finance II Sarl, Gtd. Notes(a)	1.350	09/18/39	EUR	775	887,524
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		500	493,780
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		325	324,808
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	400	465,261
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	275	329,942
					4,961,296
Healthcare-Services 1.1%
Anthem, Inc., Sr. Unsec’d. Notes(a)	3.125	05/15/50		1,150	1,184,580
DaVita, Inc., Gtd. Notes, 144A	4.625	06/01/30		1,475	1,456,555

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
HCA, Inc.,
Gtd. Notes	3.500%	09/01/30		1,250	$1,301,042
Gtd. Notes	5.375	02/01/25		175	191,055
Gtd. Notes	5.875	02/15/26		200	224,297
Gtd. Notes	7.500	11/06/33		2,000	2,840,759
Gtd. Notes, MTN	7.750	07/15/36		1,500	2,048,264

Humana, Inc., Sr. Unsec’d. Notes	3.125	08/15/29		1,110	1,166,866
IQVIA, Inc., Gtd. Notes, 144A	2.250	01/15/28	EUR	500	566,601
MEDNAX, Inc., Gtd. Notes, 144A	6.250	01/15/27		675	704,154
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25		1,150	1,210,950
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26		1,750	1,835,096
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28		2,250	2,299,263
Sr. Sec’d. Notes, 144A	4.625	06/15/28		305	310,914
Sr. Sec’d. Notes, 144A	5.125	11/01/27		1,200	1,233,584
Sr. Unsec’d. Notes(a)	6.750	06/15/23		2,750	2,926,480
					21,500,460
Holding Companies-Diversified 0.0%
CK Hutchison International 17 Ltd. (United Kingdom), Gtd. Notes, 144A	2.875	04/05/22		300	302,214
Home Builders 1.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29		675	667,483
Sr. Unsec’d. Notes, 144A	4.625	04/01/30		825	807,307
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		175	182,819
Gtd. Notes	6.750	03/15/25		500	513,047
Gtd. Notes	7.250	10/15/29		3,358	3,682,986

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875%	02/15/30	1,325	$1,322,786
Gtd. Notes, 144A	6.250	09/15/27	275	285,776
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	1,200	1,193,073

Century Communities, Inc., Gtd. Notes, 144A	3.875	08/15/29	800	788,605
KB Home,
Gtd. Notes	4.000	06/15/31	615	621,101
Gtd. Notes	6.875	06/15/27	941	1,099,869

Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30	3,575	3,547,789
Meritage Homes Corp., Gtd. Notes	5.125	06/06/27	275	301,510
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes, 144A(a)	4.750	02/15/28	1,925	1,925,590
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	400	443,150
Gtd. Notes, 144A	6.625	07/15/27	1,225	1,288,056
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	2,680	2,875,113
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A	5.625	03/01/24	350	372,044
Gtd. Notes, 144A	5.875	04/15/23	150	155,924
				22,074,028
Household Products/Wares 0.2%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29	2,675	2,619,487
Central Garden & Pet Co., Gtd. Notes, 144A	4.125	04/30/31	875	877,187
				3,496,674
Insurance 0.4%
American International Group, Inc., Sr. Unsec’d. Notes(a)	4.500	07/16/44	2,518	3,097,587
Markel Corp., Sr. Unsec’d. Notes	4.150	09/17/50	2,000	2,380,480

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44		75	$98,355
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.000	05/12/50		1,075	1,261,187
					6,837,609
Internet 0.5%
Prosus NV (China), Sr. Unsec’d. Notes, 144A(a)	3.680	01/21/30		1,200	1,223,527
United Group BV (Netherlands),
Sr. Sec’d. Notes	3.125	02/15/26	EUR	5,000	5,433,050
Sr. Sec’d. Notes	4.875	07/01/24	EUR	1,125	1,285,431
Sr. Sec’d. Notes, 144A	3.125	02/15/26	EUR	1,150	1,249,602
Sr. Sec’d. Notes, 144A	3.625	02/15/28	EUR	100	108,658
					9,300,268
Iron/Steel 0.1%
Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.450	04/15/30		2,325	2,478,281
Leisure Time 0.5%
Saga PLC (United Kingdom), Gtd. Notes	5.500	07/15/26	GBP	7,300	9,302,127
Lodging 0.8%
Gohl Capital Ltd. (Malaysia), Gtd. Notes	4.250	01/24/27		2,170	2,249,678
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32		2,000	1,942,095
Gtd. Notes, 144A	3.750	05/01/29		1,350	1,339,416

Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.900	08/08/29		255	258,540
Marriott International, Inc., Sr. Unsec’d. Notes, Series FF	4.625	06/15/30		920	1,036,725
MGM China Holdings Ltd. (Macau), Sr. Unsec’d. Notes, 144A	4.750	02/01/27		2,160	2,095,787

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Lodging (cont’d.)
MGM Resorts International,
Gtd. Notes(a)	4.750%	10/15/28		1,500	$1,529,331
Gtd. Notes	5.500	04/15/27		500	520,789
Gtd. Notes	6.750	05/01/25		2,500	2,607,430

Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.125	08/08/25		200	210,761
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.500	01/15/26		1,600	1,499,908
					15,290,460
Machinery-Diversified 0.3%
TK Elevator Holdco GmbH (Germany), Sr. Unsec’d. Notes, 144A(a)	6.625	07/15/28	EUR	1,980	2,335,788
TK Elevator Midco GmbH (Germany), Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	3,100	3,595,214
					5,931,002
Media 2.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes(a)	4.500	05/01/32		3,800	3,792,408
Sr. Unsec’d. Notes, 144A(a)	4.250	02/01/31		1,300	1,282,759
Sr. Unsec’d. Notes, 144A	4.250	01/15/34		1,000	962,281
Sr. Unsec’d. Notes, 144A	5.375	06/01/29		3,775	3,996,796
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	04/01/38		100	120,091
Sr. Sec’d. Notes	5.375	05/01/47		205	246,760
Sr. Sec’d. Notes	5.750	04/01/48		500	632,681
Sr. Sec’d. Notes(a)	6.384	10/23/35		1,515	1,964,015
Sr. Sec’d. Notes	6.484	10/23/45		50	68,136
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31		1,480	1,355,210
Gtd. Notes, 144A(a)	5.500	04/15/27		1,300	1,335,784
Sr. Unsec’d. Notes, 144A(a)	4.625	12/01/30		1,475	1,371,630
Sr. Unsec’d. Notes, 144A	5.750	01/15/30		4,000	3,921,514
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27		5,940	1,250,418

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)
Diamond Sports Group LLC/Diamond Sports Finance Co., (cont’d.)
Sr. Sec’d. Notes, 144A	5.375%	08/15/26		1,000	$442,383
Discovery Communications LLC,
Gtd. Notes	4.650	05/15/50		850	1,004,251
Gtd. Notes(a)	5.200	09/20/47		645	813,364
Gtd. Notes(a)	5.300	05/15/49		2,220	2,825,362
DISH DBS Corp.,
Gtd. Notes(a)	7.375	07/01/28		500	489,375
Gtd. Notes	7.750	07/01/26		4,570	4,696,411

iHeartCommunications, Inc., Sr. Sec’d. Notes	6.375	05/01/26		700	726,687
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.625	06/01/27		1,875	2,002,508
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.250	01/15/30	GBP	2,000	2,634,529
Sr. Sec’d. Notes	5.000	04/15/27	GBP	700	957,169
Sr. Sec’d. Notes(a)	5.250	05/15/29	GBP	500	693,765

Virgin Media Vendor Financing Notes III DAC (United Kingdom), Gtd. Notes, 144A	4.875	07/15/28	GBP	1,900	2,526,905
Ziggo BV (Netherlands), Sr. Sec’d. Notes(a)	2.875	01/15/30	EUR	2,530	2,844,184
					44,957,376
Mining 0.9%
AngloGold Ashanti Holdings PLC (Tanzania), Gtd. Notes	3.375	11/01/28		1,405	1,389,396
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	7.500	04/01/25		4,600	4,724,462
Indonesia Asahan Aluminium Persero PT (Indonesia), Sr. Unsec’d. Notes(a)	6.530	11/15/28		1,710	2,044,249
Newmont Corp., Gtd. Notes	2.800	10/01/29		1,075	1,104,664
Novelis Corp., Gtd. Notes, 144A	3.250	11/15/26		1,675	1,673,043
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.000	08/15/40		760	977,154

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
Volcan Cia Minera SAA (Peru), Gtd. Notes	5.375%	02/02/22	200	$199,698
Yamana Gold, Inc. (Canada), Gtd. Notes, 144A	2.630	08/15/31	5,000	4,844,151
				16,956,817
Oil & Gas 4.9%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	1,575	1,662,265
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	3.000	01/15/25	2,700	2,810,780
Sr. Unsec’d. Notes, 144A	3.750	01/15/30	150	158,968

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Sr. Unsec’d. Notes^	7.875	12/15/24(d)	2,950	20,060
Antero Resources Corp., Gtd. Notes, 144A	8.375	07/15/26	974	1,079,724
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	1,525	1,544,923
Gtd. Notes, 144A	9.000	11/01/27	1,104	1,491,663
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	2,325	2,464,508

BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.375(ff)	06/22/25(oo)	3,080	3,213,791
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.250	04/15/27	1,600	1,741,604
Sr. Unsec’d. Notes	4.400	04/15/29	1,500	1,659,024
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	475	493,013
Gtd. Notes, 144A	5.875	02/01/29	425	450,609

Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24	1,125	1,096,938
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	1,100	1,110,888
CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27	1,525	1,611,380
ConocoPhillips, Gtd. Notes, 144A(h)	4.300	08/15/28	1,900	2,149,770

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Continental Resources, Inc.,
Gtd. Notes	3.800%	06/01/24		2,282	$2,379,115
Gtd. Notes	4.375	01/15/28		600	646,400

Devon Energy Corp., Sr. Unsec’d. Notes, 144A	5.875	06/15/28		1,105	1,203,593
Diamondback Energy, Inc., Gtd. Notes	2.875	12/01/24		2,090	2,168,225
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes(a)	4.625	11/02/31		1,815	1,735,575
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28		1,500	1,560,811
Sr. Unsec’d. Notes, 144A	6.625	07/15/25		2,000	2,101,940
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A(a)	4.875	03/30/26		1,992	1,961,993
Sr. Sec’d. Notes, 144A	5.375	03/30/28		1,320	1,290,909
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A	6.510	03/07/22		100	101,444
Sr. Unsec’d. Notes, EMTN	8.625	04/28/34		1,710	2,401,688

Harvest Operations Corp. (South Korea), Gtd. Notes, 144A	4.200	06/01/23		200	209,491
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		675	664,155
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		675	672,795
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		700	713,469

KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A(a)	4.750	04/24/25		2,380	2,591,266
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A	6.500	06/30/27		1,900	2,004,012
Sr. Sec’d. Notes, 144A	6.750	06/30/30		2,070	2,167,475
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29		1,800	1,790,878
Gtd. Notes, 144A(a)	7.125	02/01/27		1,400	1,442,961
Sec’d. Notes, 144A	6.500	01/15/25		1,518	1,543,894

Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25		375	313,818
Ovintiv Exploration, Inc., Gtd. Notes	5.375	01/01/26		1,580	1,741,514
Petrobras Global Finance BV (Brazil),
Gtd. Notes(a)	5.093	01/15/30		413	418,176
Gtd. Notes	5.375	10/01/29	GBP	350	487,091

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Petrobras Global Finance BV (Brazil), (cont’d.)
Gtd. Notes(a)	5.600%	01/03/31		3,001	$3,121,518
Gtd. Notes	5.750	02/01/29		613	648,295
Gtd. Notes	6.625	01/16/34	GBP	730	1,074,117
Gtd. Notes	7.375	01/17/27		855	987,666
Gtd. Notes, EMTN	6.250	12/14/26	GBP	2,095	3,038,558
Petroleos Mexicanos (Mexico),
Gtd. Notes	2.500	11/24/22	EUR	500	570,750
Gtd. Notes(a)	4.750	02/26/29	EUR	800	863,234
Gtd. Notes	5.350	02/12/28		241	231,597
Gtd. Notes	6.350	02/12/48		276	218,085
Gtd. Notes	6.490	01/23/27		1,006	1,030,142
Gtd. Notes	6.500	03/13/27		5,732	5,877,146
Gtd. Notes	6.500	01/23/29		100	99,750
Gtd. Notes	6.625	06/15/35		400	368,552
Gtd. Notes	6.840	01/23/30		100	100,074
Gtd. Notes	7.690	01/23/50		3,325	2,997,875
Gtd. Notes, EMTN	1.875	04/21/22	EUR	500	567,273
Gtd. Notes, EMTN	3.750	02/21/24	EUR	1,220	1,397,050
Gtd. Notes, EMTN	3.750	11/16/25	GBP	400	509,424
Gtd. Notes, EMTN	4.875	02/21/28	EUR	1,680	1,843,016
Gtd. Notes, MTN	4.625	09/21/23		370	377,073
Gtd. Notes, MTN	6.875	08/04/26		630	666,850

Qatar Energy (Qatar), Sr. Unsec’d. Notes, 144A(a)	3.125	07/12/41		960	965,346
Range Resources Corp., Gtd. Notes	9.250	02/01/26		2,500	2,688,626
Sinopec Group Overseas Development 2013 Ltd. (China), Gtd. Notes	4.375	10/17/23		200	212,352
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25		700	512,349
Gtd. Notes, 144A	8.000	02/01/27		800	547,960

Tullow Oil PLC (Ghana), Sr. Sec’d. Notes, 144A	10.250	05/15/26		3,160	3,141,445
					93,728,719

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Packaging & Containers 1.1%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000%	06/30/27	EUR	2,327	$2,676,450
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	3,600	4,140,619

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Sr. Sec’d. Notes	2.125	08/15/26	EUR	4,000	4,422,990
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28		1,000	971,821
Titan Holdings II BV (Netherlands), Sr. Unsec’d. Notes, 144A	5.125	07/15/29	EUR	4,200	4,718,838
Verallia SA (France), Gtd. Notes	1.625	05/14/28	EUR	4,000	4,607,047
					21,537,765
Pharmaceuticals 1.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes(a)	4.050	11/21/39		4,880	5,588,089
Sr. Unsec’d. Notes	4.550	03/15/35		1,375	1,640,689
Sr. Unsec’d. Notes(a)	4.700	05/14/45		715	891,339
Sr. Unsec’d. Notes	4.750	03/15/45		1,150	1,447,073

AdaptHealth LLC, Gtd. Notes, 144A	4.625	08/01/29		700	686,409
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27		90	92,826
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		500	443,964
Gtd. Notes, 144A	5.000	02/15/29		1,100	943,328
Gtd. Notes, 144A	5.250	01/30/30		500	430,000
Gtd. Notes, 144A	5.250	02/15/31		4,700	4,039,211
Gtd. Notes, 144A	6.125	04/15/25		2,488	2,520,152
Gtd. Notes, 144A	6.250	02/15/29		1,250	1,134,414
Gtd. Notes, 144A	7.000	01/15/28		2,400	2,317,820
Sr. Sec’d. Notes, 144A	4.875	06/01/28		1,075	1,059,692
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	4.125	06/15/39		90	106,851
Sr. Unsec’d. Notes	4.350	11/15/47		45	56,476

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Bristol-Myers Squibb Co., (cont’d.)
Sr. Unsec’d. Notes	5.000%	08/15/45	171	$230,646
Cigna Corp.,
Gtd. Notes	3.400	03/01/27	40	42,856
Gtd. Notes	4.375	10/15/28	115	130,479

CVS Health Corp., Sr. Unsec’d. Notes	5.125	07/20/45	25	32,828
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000	06/30/28	105	78,931
Mylan, Inc., Gtd. Notes(a)	5.400	11/29/43	3,000	3,762,937
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A	5.125	04/30/31	925	944,123
Viatris, Inc., Gtd. Notes(a)	4.000	06/22/50	1,495	1,610,266
				30,231,399
Pipelines 1.2%
AI Candelaria Spain SLU (Colombia), Sr. Sec’d. Notes, 144A	5.750	06/15/33	2,720	2,605,611
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.750	01/15/28	2,800	2,875,821
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	2,900	2,968,011
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	655	668,686
Sr. Unsec’d. Notes	5.000	05/15/50	1,900	2,179,489
Sr. Unsec’d. Notes	5.300	04/15/47	5	5,777
Sr. Unsec’d. Notes	6.250	04/15/49	750	977,805
Enterprise Products Operating LLC,
Gtd. Notes	4.200	01/31/50	435	492,370
Gtd. Notes, Series D	4.875(ff)	08/16/77	400	385,655

ONEOK, Inc., Gtd. Notes	4.950	07/13/47	25	29,305
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	3.550	12/15/29	1,600	1,658,140
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	1,485	1,521,199
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	225	253,246

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500%	01/15/28	1,800	$1,768,416
Gtd. Notes, 144A	6.000	12/31/30	2,150	2,126,298
Gtd. Notes, 144A	7.500	10/01/25	1,250	1,339,021
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	155	155,903
Sr. Sec’d. Notes, 144A	4.125	08/15/31	155	158,661

Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.900	01/15/45	76	92,053
				22,261,467
Real Estate 0.6%
Agile Group Holdings Ltd. (China), Sr. Sec’d. Notes(a)	6.050	10/13/25	2,085	1,249,670
Arabian Centres Sukuk Ltd. (Saudi Arabia), Gtd. Notes, 144A	5.375	11/26/24	1,655	1,621,534
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	1,350	1,372,012
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	4,000	3,952,566
Gtd. Notes, 144A	5.375	08/01/28	920	960,926

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	2,000	1,946,022
				11,102,730
Real Estate Investment Trusts (REITs) 1.2%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.050	07/01/30	1,590	1,744,552
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	2,000	1,869,594
Gtd. Notes	9.750	06/15/25	2,000	2,159,594
Sr. Unsec’d. Notes	4.750	02/15/28	3,000	2,839,249

GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	3.350	09/01/24	745	776,944
Healthpeak Properties, Inc., Sr. Unsec’d. Notes	2.875	01/15/31	505	524,600

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes	4.500%	09/01/26		75	$80,329
Gtd. Notes, 144A	4.625	06/15/25		440	467,934
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	5.875	10/01/28		1,025	1,059,736
Sr. Sec’d. Notes, 144A	7.500	06/01/25		1,500	1,583,582

Realty Income Corp., Sr. Unsec’d. Notes	3.400	01/15/28		5,290	5,687,242
Ventas Realty LP, Gtd. Notes	2.650	01/15/25		3,000	3,105,950
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A(a)	4.250	12/01/26		345	356,218
Gtd. Notes, 144A	4.625	12/01/29		335	356,524
					22,612,048
Retail 1.7%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A(a)	4.000	10/15/30		3,400	3,251,519
Ambience Merger Sub, Inc., Sr. Sec’d. Notes, 144A	4.875	07/15/28		550	543,253
AutoNation, Inc., Sr. Unsec’d. Notes	4.750	06/01/30		1,880	2,179,597
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24		4,400	4,651,388
Dollar Tree, Inc., Sr. Unsec’d. Notes(a)	4.200	05/15/28		1,700	1,904,256
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes(a)	4.375	02/07/25	EUR	900	1,001,552
Sr. Sec’d. Notes(a)	6.250	10/30/25	EUR	2,500	2,869,013
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	1,000	1,112,835

Falabella SA (Chile), Sr. Unsec’d. Notes, 144A(a)	3.375	01/15/32		2,305	2,280,136
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29		825	790,429
Gtd. Notes, 144A	3.875	10/01/31		850	814,650

Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	6.750	10/15/24		1,450	1,450,471

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)

JSM Global Sarl (Brazil), Gtd. Notes, 144A	4.750%	10/20/30		2,425	$2,228,731
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		4,675	4,766,511
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		2,675	2,761,939
					32,606,280
Semiconductors 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A	3.150	05/01/27		675	710,238
Gtd. Notes, 144A	3.400	05/01/30		875	935,203
					1,645,441
Software 0.0%
Microsoft Corp., Sr. Unsec’d. Notes	2.525	06/01/50		25	24,803
Telecommunications 3.9%
Altice France Holding SA (Luxembourg),
Gtd. Notes(a)	4.000	02/15/28	EUR	300	319,670
Gtd. Notes, 144A	4.000	02/15/28	EUR	1,000	1,065,566
Altice France SA (France),
Sr. Sec’d. Notes(a)	3.375	01/15/28	EUR	1,650	1,787,058
Sr. Sec’d. Notes, 144A	2.500	01/15/25	EUR	900	993,897
Sr. Sec’d. Notes, 144A	3.375	01/15/28	EUR	700	758,146
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33		28	27,085
Sr. Unsec’d. Notes	3.500	09/15/53		1,073	1,083,764
Sr. Unsec’d. Notes(a)	3.550	09/15/55		2,795	2,821,433
Sr. Unsec’d. Notes	3.650	09/15/59		43	43,606
Sr. Unsec’d. Notes	3.800	12/01/57		956	998,861

Deutsche Telekom AG (Germany), Sr. Unsec’d. Notes, 144A	3.625	01/21/50		1,440	1,554,800
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000%	10.000	04/01/24		1,114	1,113,967

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A	8.000%	12/31/26		550	$538,965
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25		2,070	2,125,192
Sr. Sec’d. Notes, 144A(a)	8.750	05/25/24		6,000	6,180,986
Sr. Sec’d. Notes, 144A	8.750	05/25/24		2,000	2,059,838

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23		1,375	1,317,669
Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	5.625	10/15/28	EUR	5,700	6,674,462
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes (original cost $3,945,950; purchased 05/01/19 - 01/31/20)(f)	5.500	08/01/23(d)		4,585	2,243,927
Gtd. Notes, 144A (original cost $42,000; purchased 08/06/21)(f)	8.500	10/15/24(d)		75	37,851
Gtd. Notes, 144A (original cost $41,250; purchased 08/06/21)(f)	9.750	07/15/25(d)		75	37,518

Kaixo Bondco Telecom SA (Spain), Sr. Unsec’d. Notes, 144A	5.125	09/30/29	EUR	5,350	6,030,316
Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27		3,000	3,095,543
Lumen Technologies, Inc., Sr. Unsec’d. Notes, Series P	7.600	09/15/39		1,905	2,038,350
Matterhorn Telecom SA (Luxembourg), Sr. Sec’d. Notes	3.125	09/15/26	EUR	7,750	8,581,625
Millicom International Cellular SA (Colombia), Sr. Unsec’d. Notes, 144A	4.500	04/27/31		720	717,834
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		3,000	4,437,150
Sprint Corp.,
Gtd. Notes	7.125	06/15/24		1,000	1,118,662
Gtd. Notes	7.875	09/15/23		1,000	1,100,349

Telefonica Emisiones SA (Spain), Gtd. Notes	4.895	03/06/48		1,325	1,604,108
T-Mobile USA, Inc.,
Gtd. Notes(a)	2.625	02/15/29		3,200	3,088,792
Sr. Sec’d. Notes(a)	4.375	04/15/40		1,850	2,102,603

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Total Play Telecomunicaciones SA de CV (Mexico), Gtd. Notes, 144A	6.375%	09/20/28	1,710	$1,679,114
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)(h)	3.400	03/22/41	4,330	4,598,235
				73,976,942
Transportation 0.1%
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34	100	114,492
Pelabuhan Indonesia III Persero PT (Indonesia), Sr. Unsec’d. Notes	4.875	10/01/24	650	701,590
Union Pacific Corp., Sr. Unsec’d. Notes(a)	3.799	04/06/71	825	972,604
				1,788,686

Total Corporate Bonds (cost $986,994,571)				989,673,713
Municipal Bonds 0.2%
Illinois 0.1%
State of Illinois, General Obligation Unlimited, Taxable, Pension	5.100	06/01/33	1,210	1,411,875
Puerto Rico 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A-1	4.750	07/01/53	700	798,244
Revenue Bonds, Series A-1	5.000	07/01/58	1,780	2,046,092
				2,844,336

Total Municipal Bonds (cost $3,720,365)				4,256,211
Residential Mortgage-Backed Securities 9.5%
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.692(c)	04/25/28	30	29,687

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Bellemeade Re Ltd. (Bermuda), (cont’d.)
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.942%(c)	10/25/28	169	$169,128
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.542(c)	04/25/29	124	124,052
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.692(c)	07/25/29	1,421	1,422,395
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.492(c)	10/25/29	942	942,236
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.092(c)	10/25/29	3,400	3,400,788
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)	3.292(c)	08/26/30	88	87,615
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)	4.092(c)	08/26/30	895	906,881
Series 2020-04A, Class M2A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)	2.692(c)	06/25/30	181	181,029
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	3.692(c)	06/25/30	6,495	6,542,418
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	3.000(c)	03/25/31	2,280	2,355,447
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	1.450(c)	09/25/31	900	897,033

BVRT Financing Trust, Series 2021-04, Class F, 144A, SOFR + 2.000%^	2.048(c)	09/12/26	14,095	14,094,875
Central Park Funding Trust, Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.840(c)	08/29/22	6,729	6,710,082
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	2.242(c)	09/25/31	1,520	1,526,248
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.192(c)	10/25/39	661	662,198
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.142(c)	01/25/40	1,753	1,759,380
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	3.150(c)	10/25/41	3,670	3,683,709

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.792%(c)	11/25/28	52	$51,661
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	1.892(c)	04/25/29	90	90,218
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 0.000%)	4.592(c)	10/25/30	267	267,986
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	3.499(c)	04/25/34	3,590	3,586,022
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	2.492(c)	05/25/30	634	642,646
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.242(c)	10/25/30	860	868,694

Fannie Mae Interest Strips, Series 422, Class C7, IO	3.500	11/25/35	4,376	567,692
Fannie Mae REMICS, Series 2018-80, Class GC	3.500	10/25/48	1,500	1,633,666
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	3.450(c)	08/25/33	6,150	6,313,123
Series 2021-DNA07, Class B1, 144A, 30 Day Average SOFR + 3.650% (Cap N/A, Floor 0.000%)	3.698(c)	11/25/41	2,250	2,260,784
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	5.192(c)	06/25/50	615	636,759
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.092(c)	06/25/50	93	93,207
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	6.092(c)	08/25/50	4,190	4,420,454
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	4.850(c)	10/25/50	630	667,155
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	2.850(c)	10/25/50	361	363,755
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	3.050(c)	12/25/50	3,240	3,252,337

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)	3.192%(c)	03/25/50	194	$195,572
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	3.692(c)	07/25/50	1,761	1,768,474
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)	5.342(c)	09/25/50	1,080	1,128,197
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	3.100(c)	01/25/34	2,320	2,340,096
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	3.400(c)	09/25/41	2,190	2,180,749

GCAT LLC, Series 2019-04, Class A1, 144A	3.228	11/26/49	7,073	7,098,047
Government National Mortgage Assoc.,
Series 2016-69, Class B	3.000	05/20/46	4,673	4,903,017
Series 2019-137, Class IO, IO	3.000	11/20/49	6,069	744,700
Series 2019-159, Class IJ, IO	3.500	12/20/49	1,077	175,825
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.692(c)	10/25/28	53	53,335
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.742(c)	05/25/29	138	137,917
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A	3.000	06/25/59	882	884,213
Series 2020-GS05, Class A1, 144A	3.250	06/25/60	1,730	1,751,760
Series 2020-SL01, Class A, 144A	2.734	01/25/60	2,681	2,697,976
Series 2021-SL01, Class A, 144A	1.991(cc)	09/25/60	2,081	2,078,076
Loan Revolving Advance Investment Trust,
Series 2021-01, Class A1X, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.840(c)	12/31/22	11,800	11,682,433
Series 2021-02, Class A1X, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.840(c)	06/30/23	11,800	11,682,433
MRA Issuance Trust,
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.686(c)	09/15/22	18,520	18,532,562
Series 2021-EBO03, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	1.836(c)	03/31/23	4,620	4,629,134
Series 2021-EBO03, Class A2, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.836(c)	03/31/23	5,330	5,340,839

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
MRA Issuance Trust, (cont’d.)
Series 2021-EBO06, Class A1X, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.686%(c)	02/16/22		6,560	$6,559,318

New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.842(c)	01/25/48		172	171,758
Oaktown Re VII Ltd. (Bermuda), Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	2.950(c)	04/25/34		3,900	3,857,940
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.905(c)	12/25/22		4,460	4,473,371
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)	2.987(c)	02/27/24		7,215	7,315,191
Radnor Re Ltd. (Bermuda),
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.600% (Cap N/A, Floor 4.600%)	4.692(c)	10/25/30		815	816,000
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	3.748(c)	11/25/31		3,700	3,705,800

Retiro Mortgage Securities DAC (Ireland), Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	1.444(c)	07/30/75	EUR	2,994	3,379,998

Total Residential Mortgage-Backed Securities (cost $180,816,220)					181,496,091
Sovereign Bonds 3.7%
1MDB Global Investments Ltd. (Malaysia), Sr. Unsec’d. Notes	4.400	03/09/23		4,000	4,001,880
Angolan Government International Bond (Angola), Sr. Unsec’d. Notes	9.500	11/12/25		2,360	2,406,664
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	2.000(cc)	01/09/38		182	60,303
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375	08/20/30		735	727,141
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		2,471	2,577,113

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Bulgaria Government International Bond (Bulgaria), Sr. Unsec’d. Notes	1.375%	09/23/50	EUR	1,690	$1,806,831
Costa Rica Government International Bond (Costa Rica), Sr. Unsec’d. Notes	4.250	01/26/23		690	698,552
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.875	04/18/24		1,300	1,358,183
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		3,370	3,720,792

Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.200	07/17/34	EUR	120	194,395
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes, 144A	3.125	09/21/51		665	632,917
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	1,080	1,223,188
Sr. Unsec’d. Notes(a)	1.100	03/12/33	EUR	615	670,429
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	135	158,002
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	860	1,012,579
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	380	499,426

Israel Government International Bond (Israel), Sr. Unsec’d. Notes(a)	4.500	04/03/20		1,380	1,719,241
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	1,670	2,039,990
Sr. Unsec’d. Notes, 144A	5.750	12/31/32		812	795,644
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24		200	203,730
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24		200	209,297

Lembaga Pembiayaan Ekspor Indonesia (Indonesia), Sr. Unsec’d. Notes, EMTN	3.875	04/06/24		801	841,276
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes	7.625	11/21/25		205	215,048
Sr. Unsec’d. Notes, 144A	7.625	11/21/25		2,410	2,528,129

Oman Government International Bond (Oman), Sr. Unsec’d. Notes	3.875	03/08/22		1,550	1,551,862
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes, 144A	8.250	04/15/24		1,699	1,800,641

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Pakistan Government International Bond (Pakistan), (cont’d.)
Sr. Unsec’d. Notes, 144A	8.250%	09/30/25		600	$646,434

Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	5.103	04/23/48		640	854,741
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	2.875	10/17/29		1,000	1,027,191
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	1,540	2,586,791
Sr. Unsec’d. Notes, MTN(a)	5.375	06/15/33		3,300	4,128,258
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	3,103	3,765,048
Sr. Unsec’d. Notes, 144A, MTN	4.625	04/03/49	EUR	740	944,253
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	250	303,339
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	318	382,576
Sr. Unsec’d. Notes, EMTN(a)	4.625	04/03/49	EUR	200	255,204

Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		200	216,149
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	943	1,012,725
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	931	1,115,576
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	1,095	1,175,963
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	2,110	2,135,709
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		3,835	3,506,382

Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan), Sr. Unsec’d. Notes	5.625	12/05/22		2,360	2,402,514
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750	09/01/22		100	100,714
Sr. Unsec’d. Notes	7.750	09/01/24		430	431,430
Sr. Unsec’d. Notes	8.994	02/01/24		200	205,478
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	2,645	2,567,007
Sr. Unsec’d. Notes, 144A	7.750	09/01/22		3,550	3,575,352
Sr. Unsec’d. Notes, 144A	7.750	09/01/23		520	525,112
Sr. Unsec’d. Notes, 144A	8.994	02/01/24		650	667,803
Sr. Unsec’d. Notes, 144A	9.750	11/01/28		2,100	2,263,903

Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes(a)	4.975	04/20/55		500	639,435

Total Sovereign Bonds (cost $72,961,809)					71,088,340

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations 5.4%
U.S. Treasury Bonds	1.375%	11/15/40	260	$239,769
U.S. Treasury Bonds	2.000	08/15/51	2,080	2,178,475
U.S. Treasury Bonds(h)(k)	2.250	05/15/41	25,620	27,277,294
U.S. Treasury Bonds(k)	3.000	11/15/44	215	260,721
U.S. Treasury Bonds(k)	3.000	05/15/45	965	1,176,245
U.S. Treasury Bonds(k)	3.125	02/15/43	5,695	6,955,909
U.S. Treasury Bonds(k)	3.625	02/15/44	1,895	2,502,288
U.S. Treasury Notes(k)	2.125	05/15/25	7,015	7,294,504
U.S. Treasury Notes(k)	2.250	11/15/27	55	58,115
U.S. Treasury Notes(k)	2.375	08/15/24	280	291,966
U.S. Treasury Notes(h)	2.875	05/15/28	26,145	28,665,542
U.S. Treasury Strips Coupon	1.394(s)	11/15/41	525	352,037
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	305	200,514
U.S. Treasury Strips Coupon	1.781(s)	08/15/40	12,460	8,676,248
U.S. Treasury Strips Coupon	1.810(s)	02/15/40	4,360	3,087,936
U.S. Treasury Strips Coupon	1.960(s)	05/15/41	785	536,008
U.S. Treasury Strips Coupon(k)	2.056(s)	11/15/38	110	80,549
U.S. Treasury Strips Coupon	2.058(s)	02/15/39	1,200	872,531
U.S. Treasury Strips Coupon	2.071(s)	08/15/41	220	148,526
U.S. Treasury Strips Coupon(k)	2.208(s)	05/15/39	2,435	1,759,097
U.S. Treasury Strips Coupon(k)	2.340(s)	02/15/43	7,190	4,701,024
U.S. Treasury Strips Coupon	2.394(s)	11/15/43	2,247	1,448,876
U.S. Treasury Strips Coupon	2.423(s)	11/15/40	640	441,250
U.S. Treasury Strips Coupon	2.437(s)	05/15/44	2,230	1,427,548
U.S. Treasury Strips Principal(k)	2.046(s)	11/15/44	2,645	1,708,815

Total U.S. Treasury Obligations (cost $101,187,204)				102,341,787

	Shares
Common Stocks 0.7%
Chemicals 0.0%
Hexion Holdings Corp. (Class B Stock)*	1,179	31,538
Electric Utilities 0.0%
GenOn Energy Holdings, Inc. (Class A Stock) (original cost $81,798; purchased 02/28/19)*^(f)	677	94,780
Entertainment 0.0%
Codere New Topco SA (Spain)*^	12,376	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Gas Utilities 0.2%
Ferrellgas Partners LP (Class B Stock)	14,838	$3,642,729
Independent Power & Renewable Electricity Producers 0.0%
Vistra Corp.	10,516	209,058
Oil, Gas & Consumable Fuels 0.5%
Chesapeake Energy Corp.	134,120	7,985,505
Chesapeake Energy Corp. Backstop Commitment	771	45,905
Civitas Resources, Inc.	43,313	2,213,728
		10,245,138

Total Common Stocks (cost $5,408,611)		14,223,243
Preferred Stock 0.4%
Gas Utilities
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^ (cost $7,275,000)	7,500	7,500,000

	Units
Warrants* 0.0%
Chemicals
TPC Group, Inc., expiring 08/01/24 (original cost $0; purchased 02/02/21)^(f) (cost $0)	1,488,709	6,997

Total Long-Term Investments (cost $1,867,137,043)		1,879,011,804

Shares
Short-Term Investments 8.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	15,478,528	15,478,528

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Shares	Value
Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $145,085,612; includes $145,078,076 of cash collateral for securities on loan)(b)(wa)	145,191,594	$145,089,960

Total Short-Term Investments (cost $160,564,140)		160,568,488

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 106.7% (cost $2,027,701,183)		2,039,580,292
Options Written*~ (0.0)%
(premiums received $379,612)		(257,791)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 106.7% (cost $2,027,321,571)		2,039,322,501
Liabilities in excess of other assets(z) (6.7)%		(127,247,177)

Net Assets 100.0%		$1,912,075,324

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BBR—New Zealand Bank Bill Rate
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
DIP—Debtor-In-Possession
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
iBoxx—Bond Market Indices
IO—Interest Only (Principal amount represents notional)
iTraxx—International Credit Derivative Index
JIBAR—Johannesburg Interbank Agreed Rate
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MTN—Medium Term Note
NSA—Non-Seasonally Adjusted
OJSC—Open Joint-Stock Company
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMICS—Real Estate Mortgage Investment Conduit Security
S—Semiannual payment frequency for swaps
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $48,513,893 and 2.5% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $139,900,581; cash collateral of $145,078,076 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $6,635,003. The aggregate value of $4,469,762 is 0.2% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at November 30, 2021:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Intelsat Jackson Holdings SA, DIP Term Loan, 3 Month LIBOR + 3.600%, 3.600%(c), Maturity Date 07/13/22 (cost $377,144)	381	$381,549	$4,405	$—
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
GS_21-PJA††^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)		44,920	$(2,288)
GS_21-PJA††	Put	Goldman Sachs International	11/15/24	0.50%	0.50%(S)	3 Month LIBOR(Q)		23,300	—
iTraxx.XO.35.V1, 06/20/26	Put	Barclays Bank PLC	06/15/22	7.00%	5.00%(Q)	iTraxx.XO. 35.V1(Q)	EUR	31,090	(117,164)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.XO.35.V1, 06/20/26	Put	Barclays Bank PLC	06/15/22	9.00%	5.00%(Q)	iTraxx.XO. 35.V1(Q)	EUR	29,630	$(44,829)
iTraxx.XO.36.V1, 12/20/26	Put	Barclays Bank PLC	09/21/22	8.00%	5.00%(Q)	iTraxx.XO. 36.V1(Q)	EUR	10,000	(93,510)
Total Options Written (premiums received $379,612)									$(257,791)
††	The value of the contract, GS_21-PJA, is derived from a pool of senior prime jumbo mortgages.

Futures contracts outstanding at November 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
5,284	5 Year U.S. Treasury Notes	Mar. 2022	$641,469,357	$4,022,533
402	10 Year U.S. Ultra Treasury Notes	Mar. 2022	59,050,033	597,046
211	20 Year U.S. Treasury Bonds	Mar. 2022	34,208,375	743,552
129	30 Year U.S. Ultra Treasury Bonds	Mar. 2022	25,872,563	880,024
				6,243,155
Short Positions:
4,809	2 Year U.S. Treasury Notes	Mar. 2022	1,051,893,614	(1,575,545)
526	5 Year Euro-Bobl	Dec. 2021	80,830,709	131,488
335	10 Year Euro-Bund	Dec. 2021	65,487,414	(175,669)
214	10 Year U.S. Treasury Notes	Mar. 2022	27,993,875	(309,317)
312	Euro Schatz Index	Dec. 2021	39,778,603	(45,807)
				(1,974,850)
				$4,268,305
Forward foreign currency exchange contracts outstanding at November 30, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/19/22	Morgan Stanley & Co. International PLC	AUD	9,386	$6,915,153	$6,694,673	$—	$(220,480)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Forward foreign currency exchange contracts outstanding at November 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real,
Expiring 12/02/21	Credit Suisse International	BRL	119,504	$20,999,882	$21,247,670	$247,788	$—
Expiring 12/02/21	Morgan Stanley & Co. International PLC	BRL	34,853	6,324,000	6,196,880	—	(127,120)
Expiring 02/02/22	Credit Suisse International	BRL	154,357	27,280,415	27,081,410	—	(199,005)
Expiring 02/02/22	Credit Suisse International	BRL	18,953	3,309,000	3,325,224	16,224	—
British Pound,
Expiring 01/19/22	Barclays Bank PLC	GBP	1,321	1,802,000	1,758,964	—	(43,036)
Expiring 01/19/22	Goldman Sachs International	GBP	2,287	3,029,000	3,044,778	15,778	—
Expiring 01/19/22	HSBC Bank PLC	GBP	2,054	2,825,685	2,733,582	—	(92,103)
Canadian Dollar,
Expiring 01/19/22	Citibank, N.A.	CAD	2,336	1,891,000	1,829,485	—	(61,515)
Expiring 01/19/22	Goldman Sachs International	CAD	1,992	1,609,000	1,559,836	—	(49,164)
Expiring 01/19/22	HSBC Bank PLC	CAD	2,301	1,860,000	1,801,789	—	(58,211)
Chilean Peso,
Expiring 12/15/21	Barclays Bank PLC	CLP	3,369,222	4,133,000	4,065,418	—	(67,582)
Expiring 12/15/21	BNP Paribas S.A.	CLP	2,742,169	3,314,000	3,308,795	—	(5,205)
Expiring 12/15/21	BNP Paribas S.A.	CLP	1,937,924	2,372,000	2,338,365	—	(33,635)
Expiring 12/15/21	BNP Paribas S.A.	CLP	1,460,422	1,806,000	1,762,195	—	(43,805)
Expiring 12/15/21	BNP Paribas S.A.	CLP	1,336,400	1,600,000	1,612,546	12,546	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	CLP	1,429,901	1,806,000	1,725,367	—	(80,633)
Chinese Renminbi,
Expiring 02/18/22	JPMorgan Chase Bank, N.A.	CNH	51,228	7,977,000	7,995,465	18,465	—
Colombian Peso,
Expiring 12/15/21	BNP Paribas S.A.	COP	17,563,589	4,518,000	4,388,544	—	(129,456)
Expiring 12/15/21	BNP Paribas S.A.	COP	14,913,280	3,835,000	3,726,322	—	(108,678)
Expiring 12/15/21	BNP Paribas S.A.	COP	14,843,793	3,902,000	3,708,959	—	(193,041)
Expiring 12/15/21	BNP Paribas S.A.	COP	13,013,244	3,293,000	3,251,567	—	(41,433)
Expiring 12/15/21	Goldman Sachs International	COP	17,542,628	4,517,000	4,383,306	—	(133,694)
Expiring 12/15/21	Goldman Sachs International	COP	12,222,793	3,221,000	3,054,061	—	(166,939)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Forward foreign currency exchange contracts outstanding at November 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 12/15/21	Goldman Sachs International	COP	7,592,264	$1,924,528	$1,897,048	$—	$(27,480)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	COP	18,506,205	4,727,000	4,624,072	—	(102,928)
Expiring 12/15/21	UBS AG	COP	12,368,288	3,212,000	3,090,415	—	(121,585)
Expiring 03/16/22	UBS AG	COP	15,780,677	3,937,000	3,908,424	—	(28,576)
Czech Koruna,
Expiring 01/19/22	BNP Paribas S.A.	CZK	67,798	3,055,000	3,010,034	—	(44,966)
Expiring 01/19/22	Citibank, N.A.	CZK	84,841	3,880,000	3,766,699	—	(113,301)
Expiring 01/19/22	HSBC Bank PLC	CZK	102,483	4,611,000	4,549,936	—	(61,064)
Expiring 01/19/22	JPMorgan Chase Bank, N.A.	CZK	84,242	3,861,000	3,740,095	—	(120,905)
Expiring 01/19/22	JPMorgan Chase Bank, N.A.	CZK	67,122	3,062,000	2,980,036	—	(81,964)
Expiring 01/19/22	JPMorgan Chase Bank, N.A.	CZK	50,858	2,299,000	2,257,955	—	(41,045)
Expiring 01/19/22	Morgan Stanley & Co. International PLC	CZK	120,117	5,477,000	5,332,846	—	(144,154)
Expiring 01/19/22	Morgan Stanley & Co. International PLC	CZK	68,741	3,111,000	3,051,881	—	(59,119)
Euro,
Expiring 01/19/22	Bank of America, N.A.	EUR	5,281	5,962,000	6,000,433	38,433	—
Expiring 01/19/22	Bank of America, N.A.	EUR	2,293	2,662,000	2,605,697	—	(56,303)
Expiring 01/19/22	Citibank, N.A.	EUR	2,581	2,913,000	2,932,851	19,851	—
Expiring 01/19/22	Goldman Sachs International	EUR	1,990	2,323,000	2,261,494	—	(61,506)
Expiring 01/19/22	Goldman Sachs International	EUR	1,926	2,172,000	2,188,463	16,463	—
Expiring 01/19/22	HSBC Bank PLC	EUR	1,804	2,098,000	2,049,911	—	(48,089)
Expiring 01/19/22	HSBC Bank PLC	EUR	420	488,198	477,602	—	(10,596)
Expiring 01/19/22	Morgan Stanley & Co. International PLC	EUR	7,634	8,755,752	8,674,201	—	(81,551)
Expiring 01/19/22	Morgan Stanley & Co. International PLC	EUR	2,159	2,422,000	2,453,217	31,217	—
Hungarian Forint,
Expiring 01/19/22	Citibank, N.A.	HUF	1,396,387	4,325,000	4,337,477	12,477	—
Expiring 01/19/22	Goldman Sachs International	HUF	1,271,063	3,848,000	3,948,193	100,193	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Forward foreign currency exchange contracts outstanding at November 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 01/19/22	Goldman Sachs International	HUF	889,942	$2,864,000	$2,764,351	$—	$(99,649)
Expiring 01/19/22	HSBC Bank PLC	HUF	1,461,857	4,703,000	4,540,842	—	(162,158)
Expiring 01/19/22	HSBC Bank PLC	HUF	1,269,959	4,076,000	3,944,766	—	(131,234)
Expiring 01/19/22	HSBC Bank PLC	HUF	1,016,968	3,258,000	3,158,922	—	(99,078)
Indian Rupee,
Expiring 12/15/21	Citibank, N.A.	INR	696,140	9,428,709	9,259,157	—	(169,552)
Expiring 12/15/21	Citibank, N.A.	INR	364,620	4,944,000	4,849,702	—	(94,298)
Expiring 12/15/21	HSBC Bank PLC	INR	458,416	6,110,000	6,097,249	—	(12,751)
Expiring 12/15/21	HSBC Bank PLC	INR	346,101	4,692,000	4,603,382	—	(88,618)
Expiring 12/15/21	HSBC Bank PLC	INR	333,988	4,527,000	4,442,281	—	(84,719)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	INR	462,163	6,163,000	6,147,097	—	(15,903)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	INR	428,900	5,778,000	5,704,668	—	(73,332)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	INR	172,829	2,326,000	2,298,744	—	(27,256)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	INR	339,340	4,533,000	4,513,465	—	(19,535)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	INR	298,369	3,976,000	3,968,512	—	(7,488)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	INR	295,688	3,946,000	3,932,853	—	(13,147)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	INR	289,658	3,843,000	3,852,661	9,661	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	INR	289,294	3,831,000	3,847,815	16,815	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	INR	233,005	3,136,000	3,099,127	—	(36,873)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	INR	183,675	2,449,000	2,443,006	—	(5,994)
Expiring 12/15/21	Standard Chartered Bank	INR	462,905	6,137,000	6,156,958	19,958	—
Expiring 12/15/21	UBS AG	INR	464,260	6,165,000	6,174,979	9,979	—
Expiring 12/15/21	UBS AG	INR	281,902	3,786,000	3,749,492	—	(36,508)
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	INR	3,185,315	41,908,177	41,928,492	20,315	—
Indonesian Rupiah,
Expiring 12/15/21	Barclays Bank PLC	IDR	32,824,841	2,278,000	2,288,503	10,503	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Forward foreign currency exchange contracts outstanding at November 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 12/15/21	Goldman Sachs International	IDR	33,180,330	$2,309,000	$2,313,287	$4,287	$—
Expiring 12/15/21	Goldman Sachs International	IDR	30,535,608	2,117,000	2,128,901	11,901	—
Expiring 12/15/21	HSBC Bank PLC	IDR	47,989,200	3,329,000	3,345,742	16,742	—
Expiring 12/15/21	HSBC Bank PLC	IDR	33,883,620	2,349,000	2,362,320	13,320	—
Expiring 12/15/21	HSBC Bank PLC	IDR	22,855,860	1,558,000	1,593,479	35,479	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	IDR	33,395,448	2,323,000	2,328,285	5,285	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	IDR	23,631,622	1,646,000	1,647,565	1,565	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	IDR	23,578,280	1,640,000	1,643,846	3,846	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	IDR	63,595,000	4,424,000	4,433,757	9,757	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	IDR	45,400,987	3,158,000	3,165,295	7,295	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	IDR	45,281,250	3,150,000	3,156,947	6,947	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	IDR	37,300,941	2,601,000	2,600,571	—	(429)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	IDR	22,686,755	1,547,000	1,581,690	34,690	—
Israeli Shekel,
Expiring 12/15/21	Barclays Bank PLC	ILS	9,877	3,165,000	3,135,560	—	(29,440)
Expiring 12/15/21	Barclays Bank PLC	ILS	9,400	2,997,000	2,984,251	—	(12,749)
Expiring 12/15/21	Citibank, N.A.	ILS	16,612	5,302,000	5,273,723	—	(28,277)
Expiring 12/15/21	Citibank, N.A.	ILS	11,956	3,851,000	3,795,680	—	(55,320)
Expiring 12/15/21	Citibank, N.A.	ILS	9,521	3,069,000	3,022,650	—	(46,350)
Expiring 12/15/21	Citibank, N.A.	ILS	7,537	2,355,000	2,392,553	37,553	—
Japanese Yen,
Expiring 01/19/22	Bank of America, N.A.	JPY	502,345	4,425,000	4,448,176	23,176	—
Expiring 01/19/22	Goldman Sachs International	JPY	346,347	3,064,000	3,066,843	2,843	—
Expiring 01/19/22	Goldman Sachs International	JPY	251,502	2,217,001	2,227,006	10,005	—
Expiring 01/19/22	Goldman Sachs International	JPY	178,150	1,570,000	1,577,483	7,483	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Forward foreign currency exchange contracts outstanding at November 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 12/15/21	BNP Paribas S.A.	MXN	51,502	$2,562,000	$2,394,009	$—	$(167,991)
Expiring 12/15/21	Citibank, N.A.	MXN	82,072	4,040,000	3,814,977	—	(225,023)
Expiring 12/15/21	Citibank, N.A.	MXN	65,496	3,107,000	3,044,455	—	(62,545)
Expiring 12/15/21	Goldman Sachs International	MXN	288,919	14,278,728	13,429,914	—	(848,814)
Expiring 12/15/21	Goldman Sachs International	MXN	94,626	4,658,000	4,398,517	—	(259,483)
Expiring 12/15/21	Goldman Sachs International	MXN	72,508	3,559,000	3,370,429	—	(188,571)
Expiring 12/15/21	Goldman Sachs International	MXN	65,371	3,140,000	3,038,684	—	(101,316)
Expiring 12/15/21	Goldman Sachs International	MXN	49,161	2,388,000	2,285,185	—	(102,815)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	MXN	63,196	3,134,000	2,937,571	—	(196,429)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	MXN	288,919	14,271,110	13,429,913	—	(841,197)
New Taiwanese Dollar,
Expiring 12/15/21	Standard Chartered Bank	TWD	392,893	14,214,145	14,229,245	15,100	—
Expiring 12/15/21	UBS AG	TWD	127,289	4,628,000	4,609,954	—	(18,046)
New Zealand Dollar,
Expiring 01/19/22	Barclays Bank PLC	NZD	2,940	2,043,000	2,005,460	—	(37,540)
Expiring 01/19/22	Goldman Sachs International	NZD	3,565	2,548,000	2,431,909	—	(116,091)
Expiring 01/19/22	HSBC Bank PLC	NZD	9,495	6,587,275	6,477,045	—	(110,230)
Expiring 01/19/22	UBS AG	NZD	3,397	2,428,000	2,317,237	—	(110,763)
Norwegian Krone,
Expiring 01/19/22	Citibank, N.A.	NOK	37,907	4,413,131	4,189,399	—	(223,732)
Expiring 01/19/22	Goldman Sachs International	NOK	19,422	2,266,000	2,146,442	—	(119,558)
Peruvian Nuevo Sol,
Expiring 12/15/21	Goldman Sachs International	PEN	7,495	1,820,000	1,841,410	21,410	—
Philippine Peso,
Expiring 12/15/21	HSBC Bank PLC	PHP	237,429	4,650,000	4,714,713	64,713	—
Expiring 12/15/21	HSBC Bank PLC	PHP	224,291	4,397,000	4,453,826	56,826	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	PHP	614,104	12,178,562	12,194,483	15,921	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Forward foreign currency exchange contracts outstanding at November 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	PHP	318,822	$6,227,000	$6,330,971	$103,971	$—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	PHP	239,317	4,697,000	4,752,200	55,200	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	PHP	205,286	3,990,000	4,076,428	86,428	—
Expiring 12/15/21	Standard Chartered Bank	PHP	321,471	6,292,000	6,383,562	91,562	—
Polish Zloty,
Expiring 01/19/22	Barclays Bank PLC	PLN	25,077	6,253,000	6,084,757	—	(168,243)
Expiring 01/19/22	Barclays Bank PLC	PLN	11,933	2,991,000	2,895,509	—	(95,491)
Expiring 01/19/22	Citibank, N.A.	PLN	16,015	4,056,000	3,885,955	—	(170,045)
Expiring 01/19/22	Goldman Sachs International	PLN	16,613	4,156,000	4,031,077	—	(124,923)
Expiring 01/19/22	Goldman Sachs International	PLN	15,612	3,936,000	3,788,075	—	(147,925)
Expiring 01/19/22	Goldman Sachs International	PLN	15,218	3,832,000	3,692,573	—	(139,427)
Expiring 01/19/22	Goldman Sachs International	PLN	12,256	3,082,000	2,973,722	—	(108,278)
Expiring 01/19/22	JPMorgan Chase Bank, N.A.	PLN	15,150	3,632,000	3,676,002	44,002	—
Expiring 01/19/22	Morgan Stanley & Co. International PLC	PLN	12,360	3,132,000	2,999,101	—	(132,899)
Russian Ruble,
Expiring 12/15/21	Barclays Bank PLC	RUB	1,053,564	14,146,739	14,162,034	15,295	—
Expiring 12/15/21	Barclays Bank PLC	RUB	220,642	3,073,000	2,965,879	—	(107,121)
Expiring 12/15/21	Barclays Bank PLC	RUB	133,093	1,790,000	1,789,036	—	(964)
Expiring 12/15/21	Credit Suisse International	RUB	165,837	2,241,000	2,229,190	—	(11,810)
Expiring 12/15/21	Goldman Sachs International	RUB	112,351	1,525,000	1,510,219	—	(14,781)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	RUB	1,053,564	14,212,195	14,162,034	—	(50,161)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	RUB	230,057	3,207,000	3,092,436	—	(114,564)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	RUB	219,007	3,025,000	2,943,897	—	(81,103)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Forward foreign currency exchange contracts outstanding at November 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 12/15/21	Morgan Stanley & Co. International PLC	RUB	148,054	$2,078,000	$1,990,150	$—	$(87,850)
Expiring 12/15/21	UBS AG	RUB	233,174	3,248,000	3,134,329	—	(113,671)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	RUB	1,350,925	17,611,375	17,777,938	166,563	—
Singapore Dollar,
Expiring 12/15/21	Goldman Sachs International	SGD	7,696	5,623,000	5,639,473	16,473	—
Expiring 12/15/21	Goldman Sachs International	SGD	2,993	2,224,000	2,193,590	—	(30,410)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	SGD	6,473	4,805,000	4,743,647	—	(61,353)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	SGD	4,957	3,668,000	3,632,253	—	(35,747)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	SGD	3,181	2,369,000	2,330,983	—	(38,017)
South African Rand,
Expiring 12/15/21	Barclays Bank PLC	ZAR	37,352	2,524,000	2,343,431	—	(180,569)
Expiring 12/15/21	Goldman Sachs International	ZAR	35,951	2,462,000	2,255,577	—	(206,423)
Expiring 12/15/21	Goldman Sachs International	ZAR	23,533	1,593,000	1,476,468	—	(116,532)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	ZAR	44,335	2,938,000	2,781,546	—	(156,454)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	ZAR	27,704	1,782,000	1,738,140	—	(43,860)
South Korean Won,
Expiring 12/15/21	Goldman Sachs International	KRW	2,833,948	2,413,000	2,394,380	—	(18,620)
Expiring 12/15/21	HSBC Bank PLC	KRW	4,618,766	3,910,000	3,902,358	—	(7,642)
Expiring 12/15/21	Standard Chartered Bank	KRW	4,708,767	4,025,000	3,978,399	—	(46,601)
Swedish Krona,
Expiring 01/19/22	Goldman Sachs International	SEK	13,070	1,528,000	1,452,250	—	(75,750)
Swiss Franc,
Expiring 01/19/22	Bank of America, N.A.	CHF	2,112	2,288,000	2,305,538	17,538	—
Expiring 01/19/22	Goldman Sachs International	CHF	2,100	2,269,000	2,292,192	23,192	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Forward foreign currency exchange contracts outstanding at November 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 01/19/22	Morgan Stanley & Co. International PLC	CHF	2,090	$2,294,000	$2,281,689	$—	$(12,311)
Thai Baht,
Expiring 12/15/21	HSBC Bank PLC	THB	182,021	5,464,000	5,401,744	—	(62,256)
Expiring 12/15/21	HSBC Bank PLC	THB	128,344	3,897,000	3,808,791	—	(88,209)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	92,154	2,799,000	2,734,813	—	(64,187)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	THB	498,038	14,798,339	14,780,011	—	(18,328)
Expiring 12/15/21	Standard Chartered Bank	THB	213,345	6,383,000	6,331,338	—	(51,662)
Expiring 12/15/21	Standard Chartered Bank	THB	136,686	4,052,000	4,056,361	4,361	—
Expiring 12/15/21	Standard Chartered Bank	THB	102,682	3,141,000	3,047,233	—	(93,767)
Expiring 12/15/21	UBS AG	THB	120,750	3,630,000	3,583,448	—	(46,552)
				$746,912,099	$737,294,319	1,647,395	(11,265,175)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/19/22	Bank of America, N.A.	AUD	4,482	$3,191,000	$3,197,126	$—	$(6,126)
Expiring 01/19/22	Bank of America, N.A.	AUD	3,037	2,257,000	2,166,028	90,972	—
Expiring 01/19/22	Goldman Sachs International	AUD	2,011	1,507,000	1,434,663	72,337	—
Brazilian Real,
Expiring 12/02/21	Credit Suisse International	BRL	154,357	27,662,610	27,444,550	218,060	—
British Pound,
Expiring 01/19/22	Bank of America, N.A.	GBP	1,608	2,184,427	2,140,117	44,310	—
Expiring 01/19/22	Barclays Bank PLC	GBP	33,977	46,193,661	45,226,352	967,309	—
Expiring 01/19/22	Goldman Sachs International	GBP	2,360	3,163,000	3,141,683	21,317	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Forward foreign currency exchange contracts outstanding at November 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 01/19/22	HSBC Bank PLC	GBP	4,225	$5,704,853	$5,623,865	$80,988	$—
Expiring 01/19/22	Morgan Stanley & Co. International PLC	GBP	1,795	2,477,339	2,389,191	88,148	—
Expiring 01/19/22	Morgan Stanley & Co. International PLC	GBP	1,368	1,890,751	1,821,090	69,661	—
Expiring 01/19/22	Morgan Stanley & Co. International PLC	GBP	1,073	1,448,000	1,428,153	19,847	—
Expiring 01/19/22	UBS AG	GBP	2,693	3,692,000	3,584,359	107,641	—
Canadian Dollar,
Expiring 01/19/22	Bank of America, N.A.	CAD	2,944	2,302,000	2,305,587	—	(3,587)
Expiring 01/19/22	Bank of America, N.A.	CAD	2,781	2,209,000	2,178,298	30,702	—
Expiring 01/19/22	Barclays Bank PLC	CAD	3,760	2,958,000	2,944,635	13,365	—
Expiring 01/19/22	Barclays Bank PLC	CAD	2,439	1,959,000	1,909,980	49,020	—
Expiring 01/19/22	JPMorgan Chase Bank, N.A.	CAD	2,422	1,942,442	1,896,829	45,613	—
Chilean Peso,
Expiring 12/15/21	BNP Paribas S.A.	CLP	1,419,384	1,814,164	1,712,677	101,487	—
Expiring 12/15/21	Citibank, N.A.	CLP	1,213,379	1,536,000	1,464,104	71,896	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	CLP	2,759,461	3,443,000	3,329,660	113,340	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	CLP	2,535,157	3,107,000	3,059,006	47,994	—
Expiring 12/15/21	UBS AG	CLP	3,088,852	3,820,000	3,727,114	92,886	—
Chinese Renminbi,
Expiring 02/18/22	Barclays Bank PLC	CNH	157,328	24,503,263	24,555,354	—	(52,091)
Expiring 02/18/22	HSBC Bank PLC	CNH	25,643	3,991,000	4,002,256	—	(11,256)
Expiring 02/18/22	JPMorgan Chase Bank, N.A.	CNH	29,140	4,531,000	4,548,114	—	(17,114)
Colombian Peso,
Expiring 12/15/21	BNP Paribas S.A.	COP	11,224,872	2,979,000	2,804,714	174,286	—
Expiring 12/15/21	BNP Paribas S.A.	COP	9,017,900	2,338,000	2,253,267	84,733	—
Expiring 12/15/21	Citibank, N.A.	COP	15,658,100	4,064,000	3,912,427	151,573	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Forward foreign currency exchange contracts outstanding at November 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 12/15/21	Goldman Sachs International	COP	10,598,414	$2,799,000	$2,648,183	$150,817	$—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	COP	16,868,399	4,464,725	4,214,840	249,885	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	COP	12,549,361	3,246,000	3,135,659	110,341	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	COP	9,333,367	2,421,000	2,332,091	88,909	—
Expiring 12/15/21	UBS AG	COP	14,857,920	3,850,000	3,712,489	137,511	—
Expiring 12/15/21	UBS AG	COP	12,372,942	3,278,000	3,091,578	186,422	—
Expiring 12/15/21	UBS AG	COP	6,136,320	1,598,000	1,533,258	64,742	—
Expiring 12/15/21	UBS AG	COP	5,705,619	1,487,000	1,425,640	61,360	—
Expiring 03/16/22	Goldman Sachs International	COP	7,592,264	1,907,844	1,880,387	27,457	—
Czech Koruna,
Expiring 01/19/22	Bank of America, N.A.	CZK	115,306	5,055,000	5,119,260	—	(64,260)
Expiring 01/19/22	Barclays Bank PLC	CZK	224,547	10,185,608	9,969,212	216,396	—
Expiring 01/19/22	JPMorgan Chase Bank, N.A.	CZK	71,133	3,124,000	3,158,115	—	(34,115)
Euro,
Expiring 01/19/22	Bank of America, N.A.	EUR	2,711	3,071,000	3,080,285	—	(9,285)
Expiring 01/19/22	Barclays Bank PLC	EUR	14,772	17,182,203	16,783,860	398,343	—
Expiring 01/19/22	Goldman Sachs International	EUR	48,880	56,593,599	55,537,918	1,055,681	—
Expiring 01/19/22	HSBC Bank PLC	EUR	57,449	66,524,533	65,274,075	1,250,458	—
Expiring 01/19/22	HSBC Bank PLC	EUR	2,033	2,366,000	2,309,909	56,091	—
Expiring 01/19/22	Morgan Stanley & Co. International PLC	EUR	6,507	7,560,785	7,393,773	167,012	—
Expiring 01/19/22	Morgan Stanley & Co. International PLC	EUR	4,521	5,269,101	5,136,958	132,143	—
Expiring 01/19/22	UBS AG	EUR	56,832	65,853,630	64,572,901	1,280,729	—
Expiring 01/19/22	UBS AG	EUR	32,725	37,917,409	37,182,169	735,240	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Forward foreign currency exchange contracts outstanding at November 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint,
Expiring 01/19/22	Goldman Sachs International	HUF	4,953,235	$15,836,668	$15,385,810	$450,858	$—
Expiring 01/19/22	HSBC Bank PLC	HUF	4,953,235	15,842,240	15,385,811	456,429	—
Indian Rupee,
Expiring 12/15/21	Citibank, N.A.	INR	225,250	3,016,000	2,995,983	20,017	—
Expiring 12/15/21	Credit Suisse International	INR	300,704	3,986,000	3,999,572	—	(13,572)
Expiring 12/15/21	Credit Suisse International	INR	234,926	3,104,000	3,124,684	—	(20,684)
Expiring 12/15/21	Goldman Sachs International	INR	344,362	4,605,000	4,580,255	24,745	—
Expiring 12/15/21	HSBC Bank PLC	INR	482,323	6,366,000	6,415,228	—	(49,228)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	INR	3,185,315	42,341,019	42,366,925	—	(25,906)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	INR	357,408	4,702,000	4,753,783	—	(51,783)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	INR	270,557	3,607,000	3,598,604	8,396	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	INR	406,460	5,354,000	5,406,198	—	(52,198)
Expiring 12/15/21	Standard Chartered Bank	INR	296,927	3,905,000	3,949,335	—	(44,335)
Expiring 12/15/21	UBS AG	INR	297,021	3,955,000	3,950,581	4,419	—
Indonesian Rupiah,
Expiring 12/15/21	Barclays Bank PLC	IDR	64,393,368	4,498,000	4,489,418	8,582	—
Expiring 12/15/21	Barclays Bank PLC	IDR	56,575,700	3,980,000	3,944,381	35,619	—
Expiring 12/15/21	Barclays Bank PLC	IDR	55,163,640	3,863,000	3,845,934	17,066	—
Expiring 12/15/21	HSBC Bank PLC	IDR	65,397,546	4,547,000	4,559,428	—	(12,428)
Expiring 12/15/21	HSBC Bank PLC	IDR	45,610,512	3,156,000	3,179,903	—	(23,903)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	IDR	50,304,408	3,507,000	3,507,155	—	(155)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	IDR	23,363,393	1,601,000	1,628,864	—	(27,864)
Israeli Shekel,
Expiring 12/15/21	Bank of America, N.A.	ILS	7,559	2,350,000	2,399,760	—	(49,760)
Expiring 12/15/21	Barclays Bank PLC	ILS	24,681	7,657,000	7,835,299	—	(178,299)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Forward foreign currency exchange contracts outstanding at November 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 12/15/21	Barclays Bank PLC	ILS	11,813	$3,678,000	$3,750,077	$—	$(72,077)
Expiring 12/15/21	BNP Paribas S.A.	ILS	8,499	2,642,124	2,698,241	—	(56,117)
Expiring 12/15/21	Citibank, N.A.	ILS	17,229	5,359,000	5,469,656	—	(110,656)
Expiring 12/15/21	Citibank, N.A.	ILS	7,746	2,403,000	2,459,131	—	(56,131)
Expiring 12/15/21	Citibank, N.A.	ILS	7,581	2,344,000	2,406,804	—	(62,804)
Expiring 12/15/21	Goldman Sachs International	ILS	7,458	2,316,000	2,367,540	—	(51,540)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	ILS	9,923	3,064,000	3,150,027	—	(86,027)
Japanese Yen,
Expiring 01/19/22	Barclays Bank PLC	JPY	257,500	2,274,000	2,280,117	—	(6,117)
Expiring 01/19/22	Citibank, N.A.	JPY	173,483	1,526,000	1,536,158	—	(10,158)
Expiring 01/19/22	HSBC Bank PLC	JPY	263,583	2,310,000	2,333,985	—	(23,985)
Expiring 01/19/22	HSBC Bank PLC	JPY	88,150	776,353	780,550	—	(4,197)
Mexican Peso,
Expiring 12/15/21	Citibank, N.A.	MXN	66,414	3,247,000	3,087,162	159,838	—
Expiring 12/15/21	Goldman Sachs International	MXN	144,503	6,697,000	6,717,011	—	(20,011)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	MXN	105,718	4,839,000	4,914,110	—	(75,110)
New Taiwanese Dollar,
Expiring 12/15/21	Citibank, N.A.	TWD	215,068	7,752,000	7,789,012	—	(37,012)
Expiring 12/15/21	Citibank, N.A.	TWD	82,271	2,968,050	2,979,588	—	(11,538)
Expiring 12/15/21	Credit Suisse International	TWD	173,324	6,219,000	6,277,185	—	(58,185)
Expiring 12/15/21	Credit Suisse International	TWD	171,314	6,150,000	6,204,421	—	(54,421)
Expiring 12/15/21	Credit Suisse International	TWD	105,930	3,825,000	3,836,406	—	(11,406)
Expiring 12/15/21	Credit Suisse International	TWD	78,357	2,846,000	2,837,840	8,160	—
Expiring 12/15/21	Goldman Sachs International	TWD	106,585	3,834,000	3,860,151	—	(26,151)
Expiring 12/15/21	HSBC Bank PLC	TWD	171,881	6,181,000	6,224,928	—	(43,928)
Expiring 12/15/21	HSBC Bank PLC	TWD	127,119	4,570,000	4,603,819	—	(33,819)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	TWD	215,778	7,766,000	7,814,751	—	(48,751)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	TWD	118,145	4,259,000	4,278,795	—	(19,795)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Forward foreign currency exchange contracts outstanding at November 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 12/15/21	Morgan Stanley & Co. International PLC	TWD	93,162	$3,346,950	$3,374,021	$—	$(27,071)
Expiring 12/15/21	Standard Chartered Bank	TWD	134,014	4,819,000	4,853,527	—	(34,527)
Expiring 03/16/22	Barclays Bank PLC	TWD	99,590	3,609,000	3,629,737	—	(20,737)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	TWD	94,872	3,437,000	3,457,751	—	(20,751)
New Zealand Dollar,
Expiring 01/19/22	Bank of America, N.A.	NZD	4,603	3,125,000	3,139,909	—	(14,909)
Expiring 01/19/22	Goldman Sachs International	NZD	4,070	2,761,000	2,776,631	—	(15,631)
Norwegian Krone,
Expiring 01/19/22	Barclays Bank PLC	NOK	41,218	4,554,000	4,555,341	—	(1,341)
Expiring 01/19/22	UBS AG	NOK	13,014	1,537,000	1,438,317	98,683	—
Peruvian Nuevo Sol,
Expiring 12/15/21	Standard Chartered Bank	PEN	9,243	2,336,000	2,270,853	65,147	—
Philippine Peso,
Expiring 12/15/21	Bank of America, N.A.	PHP	136,918	2,696,300	2,718,832	—	(22,532)
Expiring 12/15/21	Barclays Bank PLC	PHP	386,580	7,689,000	7,676,455	12,545	—
Expiring 12/15/21	Barclays Bank PLC	PHP	309,705	6,172,000	6,149,919	22,081	—
Expiring 12/15/21	Barclays Bank PLC	PHP	303,544	6,045,000	6,027,575	17,425	—
Expiring 12/15/21	Barclays Bank PLC	PHP	225,258	4,516,000	4,473,030	42,970	—
Expiring 12/15/21	Barclays Bank PLC	PHP	189,223	3,749,000	3,757,474	—	(8,474)
Expiring 12/15/21	Citibank, N.A.	PHP	280,656	5,505,000	5,573,085	—	(68,085)
Expiring 12/15/21	Citibank, N.A.	PHP	123,361	2,453,000	2,449,631	3,369	—
Expiring 12/15/21	Goldman Sachs International	PHP	202,737	4,013,000	4,025,816	—	(12,816)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	PHP	389,837	7,745,000	7,741,129	3,871	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	PHP	238,370	4,709,000	4,733,390	—	(24,390)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	PHP	109,015	2,167,000	2,164,755	2,245	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Forward foreign currency exchange contracts outstanding at November 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 12/15/21	Morgan Stanley & Co. International PLC	PHP	390,289	$7,698,000	$7,750,100	$—	$(52,100)
Expiring 12/15/21	Standard Chartered Bank	PHP	394,054	7,733,000	7,824,878	—	(91,878)
Expiring 12/15/21	Standard Chartered Bank	PHP	95,019	1,873,700	1,886,828	—	(13,128)
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	PHP	216,516	4,234,000	4,270,521	—	(36,521)
Expiring 03/16/22	Standard Chartered Bank	PHP	167,874	3,308,000	3,311,121	—	(3,121)
Polish Zloty,
Expiring 01/19/22	Barclays Bank PLC	PLN	9,445	2,372,680	2,291,647	81,033	—
Russian Ruble,
Expiring 12/15/21	Bank of America, N.A.	RUB	169,556	2,302,000	2,279,177	22,823	—
Expiring 12/15/21	Bank of America, N.A.	RUB	115,665	1,589,000	1,554,770	34,230	—
Expiring 12/15/21	Citibank, N.A.	RUB	280,850	3,805,000	3,775,196	29,804	—
Expiring 12/15/21	Citibank, N.A.	RUB	178,057	2,412,000	2,393,452	18,548	—
Expiring 12/15/21	Credit Suisse International	RUB	313,660	4,251,000	4,216,225	34,775	—
Expiring 12/15/21	Credit Suisse International	RUB	233,654	3,212,000	3,140,779	71,221	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	RUB	1,350,925	17,969,201	18,159,158	—	(189,957)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	RUB	243,146	3,288,000	3,268,373	19,627	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	RUB	220,639	3,104,000	2,965,841	138,159	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	RUB	129,989	1,745,000	1,747,321	—	(2,321)
Expiring 12/15/21	Standard Chartered Bank	RUB	225,683	3,072,000	3,033,635	38,365	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Forward foreign currency exchange contracts outstanding at November 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 12/15/21	Standard Chartered Bank	RUB	107,519	$1,457,000	$1,445,277	$11,723	$—
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	RUB	237,864	3,102,000	3,130,256	—	(28,256)
Singapore Dollar,
Expiring 12/15/21	BNP Paribas S.A.	SGD	5,054	3,732,000	3,703,922	28,078	—
Expiring 12/15/21	Citibank, N.A.	SGD	3,499	2,590,000	2,564,426	25,574	—
Expiring 12/15/21	Goldman Sachs International	SGD	69,518	51,716,151	50,942,497	773,654	—
Expiring 12/15/21	Goldman Sachs International	SGD	3,782	2,814,000	2,771,192	42,808	—
Expiring 12/15/21	Goldman Sachs International	SGD	2,921	2,161,000	2,140,787	20,213	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	SGD	6,159	4,569,000	4,513,557	55,443	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	SGD	3,252	2,403,000	2,383,349	19,651	—
Expiring 12/15/21	UBS AG	SGD	6,368	4,733,000	4,666,573	66,427	—
Expiring 12/15/21	UBS AG	SGD	5,113	3,769,000	3,746,865	22,135	—
Expiring 12/15/21	UBS AG	SGD	4,423	3,228,000	3,241,248	—	(13,248)
South African Rand,
Expiring 12/15/21	Barclays Bank PLC	ZAR	39,044	2,673,913	2,449,620	224,293	—
Expiring 12/15/21	Citibank, N.A.	ZAR	16,692	1,154,566	1,047,247	107,319	—
Expiring 12/15/21	HSBC Bank PLC	ZAR	30,064	2,083,942	1,886,217	197,725	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	ZAR	39,515	2,540,000	2,479,140	60,860	—
Expiring 03/16/22	Barclays Bank PLC	ZAR	47,953	2,917,000	2,972,418	—	(55,418)
South Korean Won,
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	KRW	9,068,661	7,687,000	7,662,039	24,961	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	KRW	6,688,021	5,713,962	5,650,655	63,307	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	KRW	4,580,464	3,889,000	3,869,997	19,003	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	KRW	3,976,442	3,332,000	3,359,664	—	(27,664)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	KRW	3,701,317	3,119,000	3,127,213	—	(8,213)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Forward foreign currency exchange contracts outstanding at November 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 12/15/21	Morgan Stanley & Co. International PLC	KRW	5,437,082	$4,584,000	$4,593,747	$—	$(9,747)
Swedish Krona,
Expiring 01/19/22	Barclays Bank PLC	SEK	14,285	1,585,000	1,587,235	—	(2,235)
Expiring 01/19/22	Morgan Stanley & Co. International PLC	SEK	41,130	4,693,567	4,570,218	123,349	—
Swiss Franc,
Expiring 01/19/22	Barclays Bank PLC	CHF	8,274	8,958,846	9,031,146	—	(72,300)
Expiring 01/19/22	Morgan Stanley & Co. International PLC	CHF	3,331	3,565,000	3,635,969	—	(70,969)
Thai Baht,
Expiring 12/15/21	Citibank, N.A.	THB	98,726	3,005,000	2,929,847	75,153	—
Expiring 12/15/21	Credit Suisse International	THB	23,759	710,680	705,097	5,583	—
Expiring 12/15/21	HSBC Bank PLC	THB	1,013,537	31,196,326	30,078,210	1,118,116	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	166,277	5,058,000	4,934,505	123,495	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	142,734	4,375,000	4,235,852	139,148	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	140,233	4,280,000	4,161,630	118,370	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	116,964	3,496,000	3,471,076	24,924	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	112,256	3,411,000	3,331,362	79,638	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	108,057	3,236,000	3,206,736	29,264	—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	88,183	2,590,000	2,616,961	—	(26,961)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	THB	85,221	2,549,320	2,529,065	20,255	—
Expiring 12/15/21	Standard Chartered Bank	THB	245,766	7,516,000	7,293,457	222,543	—
Expiring 12/15/21	Standard Chartered Bank	THB	192,404	5,944,000	5,709,862	234,138	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Forward foreign currency exchange contracts outstanding at November 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 12/15/21	Standard Chartered Bank	THB	166,754	$4,977,000	$4,948,681	$28,319	$—
Expiring 12/15/21	Standard Chartered Bank	THB	148,349	4,589,000	4,402,462	186,538	—
Expiring 12/15/21	Standard Chartered Bank	THB	138,225	4,229,000	4,102,026	126,974	—
Expiring 03/16/22	Morgan Stanley & Co. International PLC	THB	498,038	14,790,649	14,781,908	8,741	—
Expiring 03/16/22	Standard Chartered Bank	THB	140,553	4,238,000	4,171,659	66,341	—
				$1,142,162,154	$1,129,293,205	15,572,135	(2,703,186)
						$17,219,530	$(13,968,361)
Credit default swap agreements outstanding at November 30, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
AABST	12/28/21	1.250%(M)	727	*	$783	$—	$783	Goldman Sachs International
ACE Securities Corp.	12/28/21	1.250%(M)	461	*	496	—	496	Goldman Sachs International
Ajax Mortgage Loan Trust	12/28/21	1.000%(M)	6,376	*	5,490	—	5,490	Goldman Sachs International
AMSR Trust	12/28/21	1.250%(M)	1,637	*	1,763	—	1,763	Goldman Sachs International
Asset-Backed Funding Certificates Trust	12/28/21	1.000%(M)	154	*	9	—	9	Goldman Sachs International

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Credit default swap agreements outstanding at November 30, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
Bellemeade Re Ltd.	12/28/21	1.250%(M)	5,420	*	$5,834	$—	$5,834	Goldman Sachs International
Bellemeade Re Ltd.	12/28/21	1.250%(M)	2,159	1.543%	2,325	—	2,325	Goldman Sachs International
Bellemeade Re Ltd.	12/28/21	1.250%(M)	1,054	*	1,134	—	1,134	Goldman Sachs International
Commercial Mortgage Trust	12/27/21	1.250%(M)	1,744	*	61	—	61	Goldman Sachs International
Eagle Re Ltd.	12/28/21	1.250%(M)	11,172	*	12,025	—	12,025	Goldman Sachs International
Eagle Re Ltd.	12/28/21	1.250%(M)	8,456	*	9,101	—	9,101	Goldman Sachs International
Fontainebleau Miami Beach Trust	12/27/21	1.250%(M)	1,832	*	64	—	64	Goldman Sachs International
GS Mortgage Securities Corp.	12/27/21	1.250%(M)	601	*	21	—	21	Goldman Sachs International
GS Mortgage Securities Trust	12/27/21	1.250%(M)	538	*	19	—	19	Goldman Sachs International
GS_21-PJA††	12/14/21	0.250%(M)	44,920	*	9,670	(2,172)	11,842	Goldman Sachs International
Home Re Ltd.	12/28/21	1.250%(M)	8,063	*	8,679	—	8,679	Goldman Sachs International
Home Re Ltd.	12/28/21	1.250%(M)	1,423	*	1,531	—	1,531	Goldman Sachs International

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Credit default swap agreements outstanding at November 30, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
Indymac Index Mortgage Loan Trust	12/28/21	0.500%(M)	6,968	*	$194	$—	$194	Goldman Sachs International
Oaktown Re Ltd.	12/28/21	1.250%(M)	4,260	*	4,586	—	4,586	Goldman Sachs International
Preston Ridge Partners Mortgage Trust	12/28/21	1.000%(M)	7,494	*	6,454	—	6,454	Goldman Sachs International
Radnor Re Ltd.	12/28/21	1.250%(M)	9,180	*	9,881	—	9,881	Goldman Sachs International
Radnor Re Ltd.	12/28/21	1.250%(M)	2,147	*	2,312	—	2,312	Goldman Sachs International
Radnor Re Ltd.	12/28/21	1.250%(M)	533	*	574	—	574	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	12/27/21	1.250%(M)	676	*	23	—	23	Goldman Sachs International
					$83,029	$(2,172)	$85,201
††	The value of the contract, GS_21-PJA, is derived from a pool of senior prime jumbo mortgages.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Federal Republic of Brazil	12/20/26	1.000%(Q)	13,960	$999,575	$939,071	$60,504	Barclays Bank PLC
Republic of France	12/20/26	0.250%(Q)	2,485	(5,392)	(4,949)	(443)	Deutsche Bank AG
United Mexican States	06/20/23	1.000%(Q)	35	(341)	70	(411)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	30	(293)	148	(441)	Citibank, N.A.

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Credit default swap agreements outstanding at November 30, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
United Mexican States	06/20/23	1.000%(Q)	10	$(97)	$55	$(152)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	10	(97)	51	(148)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	10	(97)	19	(116)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	5	(49)	10	(59)	Citibank, N.A.
United Mexican States	06/20/24	1.000%(Q)	2,340	(24,890)	1,270	(26,160)	Barclays Bank PLC
United Mexican States	12/20/24	1.000%(Q)	180	(1,809)	775	(2,584)	Citibank, N.A.
				$966,510	$936,520	$29,990

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at November 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
AT&T, Inc.	06/20/22	1.000%(Q)		8,640	0.306%	$50,871	$37,128	$13,743	Goldman Sachs International
Bank of America Corp.	06/20/22	1.000%(Q)		9,500	0.248%	59,051	41,358	17,693	Goldman Sachs International
Boeing Co.	12/20/21	1.000%(Q)		3,100	0.414%	7,209	878	6,331	Bank of America, N.A.
Boeing Co.	12/20/21	1.000%(Q)		2,485	0.414%	5,778	591	5,187	Goldman Sachs International
Boeing Co.	06/20/24	1.000%(Q)		4,310	0.818%	28,538	15,225	13,313	Goldman Sachs International
Calpine Corp.	06/20/22	5.000%(Q)		10,000	0.867%	330,870	231,597	99,273	Credit Suisse International
Casino Guichard Perrachon SA	06/20/24	5.000%(Q)	EUR	2,860	6.219%	(59,033)	47,474	(106,507)	Goldman Sachs International
Casino Guichard Perrachon SA	06/20/24	5.000%(Q)	EUR	1,520	6.219%	(31,374)	26,164	(57,538)	Goldman Sachs International

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Credit default swap agreements outstanding at November 30, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at November 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Citigroup, Inc.	06/20/22	1.000%(Q)		7,780	0.284%	$46,781	$33,436	$13,345	Goldman Sachs International
Delta Air Lines, Inc.	06/20/22	5.000%(Q)		2,320	0.863%	76,859	51,473	25,386	Credit Suisse International
Devon Energy Corp.	12/20/21	1.000%(Q)		7,830	0.432%	18,132	2,781	15,351	Barclays Bank PLC
Devon Energy Corp.	12/20/21	1.000%(Q)		4,230	0.432%	9,795	1,695	8,100	Goldman Sachs International
Devon Energy Corp.	12/20/21	1.000%(Q)		2,780	0.432%	6,438	987	5,451	Morgan Stanley & Co. International PLC
Electricite de France SA	12/20/22	1.000%(Q)	EUR	5,550	0.162%	69,116	53,910	15,206	Goldman Sachs International
EQT Corp.	06/20/22	5.000%(Q)		2,340	1.115%	74,125	46,784	27,341	Credit Suisse International
General Electric Co.	06/20/22	1.000%(Q)		8,050	0.162%	53,890	31,409	22,481	Morgan Stanley & Co. International PLC
General Motors Co.	06/20/26	5.000%(Q)		2,390	0.993%	446,050	424,484	21,566	Goldman Sachs International
Goldman Sachs Group, Inc. (The)	12/20/21	1.000%(Q)		6,850	0.276%	16,454	2,927	13,527	Barclays Bank PLC
Halliburton Co.	12/20/26	1.000%(Q)		2,770	0.981%	8,160	26,846	(18,686)	Goldman Sachs International
Hess Corp.	12/20/21	1.000%(Q)		12,500	0.393%	29,215	3,297	25,918	Goldman Sachs International

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Credit default swap agreements outstanding at November 30, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at November 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Host Hotels & Resorts LP	06/20/24	1.000%(Q)		1,460	0.711%	$13,639	$14,456	$(817)	Goldman Sachs International
HSBC Bank PLC	12/20/21	1.000%(Q)	EUR	20,000	0.160%	55,967	13,615	42,352	Morgan Stanley & Co. International PLC
JPMorgan Chase & Co.	12/20/21	1.000%(Q)		4,570	0.254%	11,033	2,075	8,958	Barclays Bank PLC
Naturgy Energy Group SA	06/20/22	1.000%(Q)	EUR	9,550	0.207%	69,930	47,324	22,606	Goldman Sachs International
Ovintiv, Inc.	12/20/21	1.000%(Q)		3,190	0.421%	7,406	1,133	6,273	Barclays Bank PLC
Petroleos Mexicanos	06/20/23	1.000%(Q)		550	2.298%	(9,894)	(16,237)	6,343	BNP Paribas S.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		25	2.298%	(450)	(517)	67	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		25	2.298%	(450)	(439)	(11)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		10	2.298%	(180)	(212)	32	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		10	2.298%	(180)	(208)	28	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		10	2.298%	(179)	(174)	(5)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		5	2.298%	(90)	(88)	(2)	Citibank, N.A.
Petroleos Mexicanos	06/20/24	1.000%(Q)		2,340	2.773%	(97,940)	(112,384)	14,444	Barclays Bank PLC
Petroleos Mexicanos	12/20/24	1.000%(Q)		180	2.962%	(9,946)	(10,375)	429	Citibank, N.A.
Pioneer Natural Resources Co.	06/20/22	1.000%(Q)		9,670	0.222%	61,500	42,641	18,859	Goldman Sachs International
Republic of France	12/20/26	0.250%(Q)		2,485	0.217%	5,392	19,586	(14,194)	Deutsche Bank AG

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Credit default swap agreements outstanding at November 30, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Italy	09/20/22	1.000%(Q)	2,030	0.209%	$17,153	$15,216	$1,937	Bank of America, N.A.
Republic of Italy	09/20/23	1.000%(Q)	2,030	0.375%	27,120	32,128	(5,008)	Bank of America, N.A.
Simon Property Group LP	06/20/26	1.000%(Q)	3,820	0.633%	70,138	40,410	29,728	Goldman Sachs International
Teva Pharmaceutical Industries Ltd.	12/20/21	1.000%(Q)	560	1.144%	1,075	74	1,001	Barclays Bank PLC
T-Mobile USA, Inc.	12/20/21	5.000%(Q)	2,110	0.512%	26,359	5,248	21,111	Barclays Bank PLC
Verizon Communications, Inc.	06/20/26	1.000%(Q)	5,130	0.570%	108,591	98,009	10,582	Goldman Sachs International
					$1,602,919	$1,271,725	$331,194

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2021(4)	Value at Trade Date	Value at November 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.37.V1	12/20/26	5.000%(Q)	123,865	3.296%	$10,723,879	$10,659,354	$(64,525)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at November 30, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
4,240	01/12/26	2.185%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(312,311)	$(312,311)
1,200	01/13/31	2.229%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(108,114)	(108,114)
3,600	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(323,951)	(323,951)
4,390	04/07/31	2.469%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(265,028)	(265,028)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Inflation swap agreements outstanding at November 30, 2021 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements (cont’d):
2,570	04/09/31	2.435%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(164,453)	$(164,453)
5,170	04/09/31	2.448%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(323,680)	(323,680)
5,140	04/13/31	2.445%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(322,456)	(322,456)
3,125	04/13/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(194,317)	(194,317)
3,145	04/14/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(195,113)	(195,113)
2,560	04/15/31	2.460%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(155,838)	(155,838)
4,955	04/15/31	2.465%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(298,888)	(298,888)
				$—	$(2,664,149)	$(2,664,149)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at November 30, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	30,765	01/02/25	5.903%(T)	1 Day BROIS(2)(T)	$—	$(612,811)	$(612,811)
BRL	52,465	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(1,154,934)	(1,154,934)
BRL	56,649	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(1,250,037)	(1,250,037)
BRL	6,347	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	(84,986)	(84,986)
BRL	7,043	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	(92,254)	(92,254)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Interest rate swap agreements outstanding at November 30, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	26,717	01/04/27	6.225%(T)	1 Day BROIS(2)(T)	$—	$(867,385)	$(867,385)
BRL	18,408	01/04/27	6.845%(T)	1 Day BROIS(2)(T)	—	(577,833)	(577,833)
BRL	18,030	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(559,313)	(559,313)
BRL	32,041	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(995,713)	(995,713)
BRL	66,725	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(2,075,408)	(2,075,408)
BRL	5,913	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	(143,819)	(143,819)
CLP	19,445,000	01/25/26	1.634%(S)	1 Day CLOIS(2)(S)	—	(3,107,228)	(3,107,228)
COP	6,516,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	(77,310)	(77,310)
COP	7,607,250	02/21/25	4.565%(Q)	1 Day COOIS(2)(Q)	—	(87,579)	(87,579)
COP	7,380,000	01/20/26	3.085%(Q)	1 Day COOIS(2)(Q)	—	(219,254)	(219,254)
COP	3,000,000	01/29/26	3.065%(Q)	1 Day COOIS(2)(Q)	—	(90,466)	(90,466)
COP	50,425,000	02/03/26	3.080%(Q)	1 Day COOIS(2)(Q)	—	(1,520,313)	(1,520,313)
COP	4,604,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	(114,928)	(114,928)
COP	3,221,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	(79,912)	(79,912)
COP	4,701,000	02/24/30	5.078%(Q)	1 Day COOIS(2)(Q)	—	(117,707)	(117,707)
GBP	1,340	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	(42,477)	(9,865)	32,612
GBP	4,196	05/08/25	1.000%(A)	1 Day SONIA(1)(A)	(262,597)	(33,980)	228,617
GBP	10,795	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(511,226)	(101,657)	409,569
GBP	366	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	6,295	6,295
GBP	2,730	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(129,788)	(81,248)	48,540

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Interest rate swap agreements outstanding at November 30, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	422	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	$(18,372)	$(19,803)	$(1,431)
GBP	155	05/08/34	1.200%(A)	1 Day SONIA(1)(A)	(5,165)	(11,365)	(6,200)
HUF	162,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	(82,531)	(82,531)
HUF	1,927,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	(977,672)	(977,672)
HUF	822,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	(77,465)	(377,734)	(300,269)
MXN	58,185	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(117)	(123,256)	(123,139)
MXN	114,800	01/12/28	5.020%(M)	28 Day Mexican Interbank Rate(2)(M)	(80)	(630,131)	(630,051)
MXN	15,820	01/03/31	5.550%(M)	28 Day Mexican Interbank Rate(2)(M)	(66)	(95,556)	(95,490)
MXN	45,200	01/13/31	5.460%(M)	28 Day Mexican Interbank Rate(2)(M)	(57)	(286,904)	(286,847)
MXN	163,500	01/15/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	(207)	(1,040,931)	(1,040,724)
MXN	24,080	01/16/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	(30)	(153,358)	(153,328)
MXN	39,780	01/03/33	5.715%(M)	28 Day Mexican Interbank Rate(2)(M)	(64)	(264,665)	(264,601)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Interest rate swap agreements outstanding at November 30, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	11,865	12/28/35	6.000%(M)	28 Day Mexican Interbank Rate(2)(M)	$(73)	$(85,479)	$(85,406)
NZD	3,500	02/14/30	1.523%(S)	3 Month BBR(2)(Q)	—	(194,841)	(194,841)
NZD	2,650	01/19/31	1.090%(S)	3 Month BBR(2)(Q)	—	(230,483)	(230,483)
NZD	10,930	01/19/31	1.096%(S)	3 Month BBR(2)(Q)	4,670	(946,723)	(951,393)
NZD	4,260	01/26/31	1.098%(S)	3 Month BBR(2)(Q)	—	(369,701)	(369,701)
NZD	6,215	03/22/31	1.920%(S)	3 Month BBR(2)(Q)	—	(261,169)	(261,169)
PLN	2,420	01/19/31	1.200%(A)	6 Month WIBOR(2)(S)	1,250	(73,296)	(74,546)
PLN	39,120	01/21/31	1.170%(A)	6 Month WIBOR(2)(S)	(33,437)	(1,209,499)	(1,176,062)
PLN	15,140	03/16/31	1.760%(A)	6 Month WIBOR(2)(S)	10,525	(279,088)	(289,613)
PLN	7,250	08/02/31	1.650%(A)	6 Month WIBOR(2)(S)	(10,794)	(173,271)	(162,477)
	14,800	08/15/28	1.220%(A)	1 Day SOFR(1)(A)	—	(74,926)	(74,926)
ZAR	47,000	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(1,823)	34,717	36,540
ZAR	65,500	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(17,097)	42,301	59,398
ZAR	35,600	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	845	61,539	60,694
ZAR	37,400	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(289)	94,612	94,901
ZAR	24,800	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(200)	68,842	69,042
ZAR	85,000	03/18/30	10.650%(Q)	3 Month JIBAR(2)(Q)	—	368,961	368,961
ZAR	7,700	03/27/30	9.150%(Q)	3 Month JIBAR(2)(Q)	(135)	59,760	59,895
ZAR	16,300	04/01/30	8.600%(Q)	3 Month JIBAR(2)(Q)	(60)	89,221	89,281

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Interest rate swap agreements outstanding at November 30, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	35,900	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	$(615)	$298,425	$299,040
ZAR	17,300	06/12/30	7.250%(Q)	3 Month JIBAR(2)(Q)	(887)	(1,763)	(876)
ZAR	114,900	07/07/30	7.040%(Q)	3 Month JIBAR(2)(Q)	(2,798)	(136,222)	(133,424)
ZAR	30,200	08/03/30	7.030%(Q)	3 Month JIBAR(2)(Q)	3,555	(43,645)	(47,200)
ZAR	115,800	01/15/31	6.765%(Q)	3 Month JIBAR(2)(Q)	(171,904)	(334,897)	(162,993)
ZAR	96,100	03/18/31	7.660%(Q)	3 Month JIBAR(2)(Q)	102,259	98,448	(3,811)
ZAR	30,800	10/28/31	7.780%(Q)	3 Month JIBAR(2)(Q)	(7,281)	26,753	34,034
					$(1,172,000)	$(21,284,975)	$(20,112,975)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at November 30, 2021:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
iBoxx US Dollar Liquid High Yield Index(T)	3 Month LIBOR(Q)	Goldman Sachs International	12/20/21	16,780	$(104,109)	$—	$(104,109)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).